Securities Act Registration No. 333-142494
Investment Act Registration No. 811-04473

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 3	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]

Amendment No. 71	[X]

AMERITAS VARIABLE SEPARATE ACCOUNT V
Registrant

AMERITAS LIFE INSURANCE CORP.
Depositor
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

ANN D. DIERS
Vice President, Associate General Counsel
Ameritas Life Insurance Corp.
5900 O Street
Lincoln, Nebraska 68510
402-467-1122

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on _____ pursuant to paragraph (b)
[ X ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on May 1, 2021 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: SECURITIES OF UNIT INVESTMENT TRUST
Overture Ovation!

PROSPECTUS: May 1, 2021
Overture Ovation!
Individual Flexible Premium
Variable Universal Life Insurance Policy	Ameritas Variable Separate Account V

This Policy is no longer available for sale.

This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, provide life insurance protection while having flexibility, within limits, as to the amount and timing of premium payments, the amount of the death benefit, and how you invest your Policy value. The value of your Policy will increase or decrease based on the investment performance of the investment options you choose. The amount of the death benefit can also vary as a result of investment performance.

You may allocate all or part of your Policy value among a variety of variable investment options where you have the investment risk, including possible loss of principal. (They are listed in APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY ("APPENDIX A") section of this prospectus.)

You may also allocate all or part of your investment to a Fixed Account fixed interest rate option where we have the investment risk and guarantee a certain return on your investment.

Ameritas and its subsidiaries continuously monitor their various businesses, internal and external operations, the financial services industry as a whole, and the effects of various external events on our businesses. In response to the current COVID-19 pandemic, we have taken additional steps to continuously provide services to our Policy Owners. We continuously monitor the life insurance company's investments, and are keeping abreast of developing strategies, in order to ensure that we maintain our financial strength during this unprecedented time of general uncertainty due to the pandemic.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolio companies available under your policy will no longer be sent by mail, unless you specifically request paper copies of the reports from Ameritas Life Insurance Corp. ("Ameritas Life"). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by:

1.	Calling our Customer Service Center at 800-745-1112, or

2.	Visiting ameritas.com and following these instructions:
•	Click on Sign In.
•	Select Life/Annuities/Disability and click Customer Login.
•	Click on your variable Policy number, then the Electronic Consent tab and click Accept to indicate your preference for electronic information.
•	First time users select Register and follow the simple registration prompts. You will need your Policy number and Social Security Number or tax identification number and date of birth.

You may elect to receive all future reports in paper free of charge. You can inform the Registrant that you wish to continue receiving paper copies of your shareholder reports by calling our Service Center at 800-745-1112. Your election to receive reports in paper will apply to all portfolio companies available under your Policy.

Please Read this Prospectus Carefully and Keep It for Future Reference.

It provides information you should consider before investing in a Policy.

Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from your sales representative or from our Service Center.

Policy guarantees, which are obligations of the General Account, are subject to the claims paying ability of the Company.

The Securities and Exchange Commission ("SEC") does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

Additional information about certain investment products, including variable life insurance, has been prepared by the

SEC's staff and is available at Investor.gov.

This prospectus may only be used to offer the Policy where the Policy may lawfully be sold.

The Policy, and certain features described in this prospectus, may not be available in all states.

No one is authorized to give information or make any representation about the Policy that is not in this prospectus. If anyone does so, you should not rely upon it as being accurate or adequate.

NOT FDIC INSURED ■ MAY LOSE VALUE ■ NO BANK GUARANTEE
Ameritas Life Insurance Corp. (We, Us, Our, Ameritas Life, Depositor)
Service Center, P.O. Box 81889, Lincoln, Nebraska 68501 800-745-1112 ameritas.com
Overture Ovation!	1

TABLE OF CONTENTS

Contacting Us. To have questions answered or to send additional premiums, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.,

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

OR

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-745-1112

Fax: 402-467-7335

Interfund Transfer Request Fax:

402-467-7923

ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the correct form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many service forms can be found when you access your account through our website. Or, call us at our toll-free number and we will send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service, we accept some Written Notices by facsimiles. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:

"Ameritas Life Insurance Corp."

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

DEFINED TERMS	3
KEY INFORMATION	4
OVERVIEW OF THE POLICY	5
PURPOSE OF THE POLICY	5
PREMIUMS	5
POLICY FEATURES	5
FEE TABLE	6
PORTFOLIO COMPANY OPERATING EXPENSES	8
PRINCIPAL RISKS OF INVESTING IN THE POLICY	8
THE COMPANY	10
THE SEPARATE ACCOUNT	10
SEPARATE ACCOUNT	10
PORTFOLIO COMPANIES	11
VOTING RIGHTS	11
THE FIXED ACCOUNT FIXED INTEREST RATE OPTION	11
CHARGES	12
TRANSACTION FEES	12
PERIODIC CHARGES: MONTHLY DEDUCTIONS FROM POLICY VALUE	12
PERIODIC CHARGES: DAILY DEDUCTION FROM SEPARATE ACCOUNT ASSETS	13
GENERAL DESCRIPTION OF THE POLICY	13
THE PARTIES	13
STATE VARIATIONS	14
ALLOCATING PREMIUM	14
TELEPHONE TRANSACTIONS	14
TRANSFERS	14
THIRD-PARTY SERVICES	15
SYSTEMATIC TRANSFER PROGRAMS	16
ASSET ALLOCATION PROGRAM	16
GENERAL ACCOUNT	18
POLICY OR REGISTRANT CHANGES	18
DISRUPTIVE TRADING PROCEDURES	18
PREMIUMS	19
PREMIUM REQUIREMENTS	19
POLICY VALUE	20
POLICY CHANGES	20
"FREE LOOK" RIGHTS	20
OPTIONAL FEATURES	20
STANDARD DEATH BENEFITS	21
DEATH BENEFIT	21
NO MATURITY DATE	22
PAYMENT OF POLICY PROCEEDS	22
MISSTATEMENT OF AGE OR SEX	23
SUICIDE	23
INCONTESTABILITY	23
UNCLAIMED DEATH PROCEEDS	24
OTHER BENEFITS UNDER THE POLICY	24
SURRENDERS AND WITHDRAWALS	26
FULL SURRENDER	26
PARTIAL WITHDRAWAL	26
DELAY OF PAYMENTS OR TRANSFERS	27
LOANS	27
LAPSE AND REINSTATEMENT	28
LAPSE AND GRACE PERIOD	28
REINSTATEMENT	28
TAXES	29
LEGAL PROCEEDINGS	31
FINANCIAL STATEMENTS	31
DISTRIBUTION OF THE POLICY	31
APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY	32
APPENDIX B: STATE SPECIFIC POLICY SPECIFICATIONS	35
ILLUSTRATIONS	36
STATEMENT OF ADDITIONAL INFORMATION REGISTRATION STATEMENT	36
REPORTS TO YOU	36
HOW TO CONTACT THE SEC	36
FINRA PUBLIC DISCLOSURE PROGRAM	36
SEC REGISTRATION	36

Overture Ovation!	2

DEFINED TERMS

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Beneficiary is the person(s) to whom the Death Benefit proceeds are payable upon the death of the Insured. The Beneficiary is designated by the Owner in the application. If changed, the Beneficiary is as shown in the latest change filed and recorded with us. If no Beneficiary survives the Insured, the Owner or the Owner's estate will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the total Policy value less outstanding loans and loan interest, less any applicable surrender charge, and less any due but unpaid Policy charges.

Fixed Account is an account that credits a fixed rate of interest guaranteed by us and is not affected by the experience of the variable investment options of the Separate Account. The Fixed Account is part of our General Account.

General Account is an account in which the assets of Ameritas Life Insurance Corp. other than those allocated to the Separate Account or any other separate account.

Guaranteed Death Benefit is the initial specified amount of insurance guaranteed for the first five Policy Years so long as Minimum Premium is paid, and any other longer period provided by an optional Guaranteed Death Benefit Rider or Lifetime Guaranteed Death Benefit Rider.

Insured means the person upon whose life this Policy is issued. This individual's personal information determines the cost of the life insurance coverage. The Owner also may be the Insured.

Loan Account is an account we maintain for your Policy if you have a Policy loan outstanding. The Loan Account is credited with interest and is not affected by the experience of the variable investment options of the Separate Account. The Loan Account is part of our General Account.

Owner (also referred to as Policy Owner), You, Your is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy If the Policy has been absolutely assigned, the assignee is the Owner. A collateral assignee is not the Owner.

Policy Date is the effective date for Policy coverage. It is usually, but need not be, the same as the date the Policy is issued.

Policy Year/Month/Anniversary are measured from respective anniversary dates of the Policy Date of your Policy.

Premium

▪	Guaranteed Death Benefit Premium is the amount of premium which, if paid in advance, will keep your Policy in force during any Guaranteed Death Benefit period so long as other Policy provisions are met, even if the Cash Surrender Value is zero or less.
▪	Minimum Premium is the amount of premium, listed on your Policy Specifications Page, which, if paid monthly in advance, will keep your Policy in force for the first five Policy Years, even if the Cash Surrender Value is zero or less.
▪	Planned Periodic Premium is a schedule of equal premiums payable at fixed intervals chosen by you, the Owner. You need not follow this schedule, nor will following it ensure that the Policy will remain in force unless the payments meet the requirements of the Minimum Premium or Guaranteed Death Benefit Premium.

Subaccount is a variable investment option division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single, underlying, non-publicly traded portfolio issued through a series fund.

Valuation Period is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business on the next succeeding Business Day.

We, Us, Our, Ameritas Life, Depositor – Ameritas Life Insurance Corp.

Written Notice or Request -- Written notice, signed by you, in good order, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas Life, Service Center, P.O. Box 82550, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335. Call us if you have questions about what form or information is required. When notice is permitted and sent to us by facsimile, we have the right to implement the request if the copied or facsimile signature appears to be a copy of your genuine original signature.

Overture Ovation!	3

KEY INFORMATION

An investment in the Policy is subject to fees, risks, and other important considerations, some of which are briefly summarized in the table below. You should review the prospectus for additional information about these topics.

	Fees and Expenses			Location in Prospectus
Charges for Early Withdrawals

You can surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Policy value. The amount and duration of this charge varies by the Insured's sex, issue age (or attained age at the time of any increase), risk class, specified amount of insurance coverage, and the length of time the Policy has been in force. Generally, the Surrender Charge is higher the older you are when the Policy is issued. The maximum surrender charge for the initial specified amount is based on the Policy Year of surrender. For any increase in specified amount, a surrender charge based on the increase will be imposed in addition to the surrender charges prior to the increase. If you withdraw money from the Policy within 14 years from your initial Policy Date or the date of any increase in specified amount, you will be assessed a surrender charge. The longest Surrender Charge period is 14 years from Policy issue date or the date of any increase in specified amount.

The maximum surrender charge is $48.00 per thousand dollars of specified face amount. For example, the maximum surrender charge during the first year after issue (or a specified amount increase), assuming an initial face amount (or subsequent specified face amount increase) of $100,000, is $4,800.00.

FEE TABLE CHARGES PRINCIPAL RISKS OF INVESTING IN THE POLICY SURRENDERS AND WITHDRAWALS
The Partial Withdrawal Charge (lesser of % of withdrawal amount or dollar amount) is 2% or $25 (current) or 2% or $50 (maximum).
Transaction Charges

In addition to surrender charges, you may be charged for other transactions (such as when you make a premium payment (Premium Charges) or transfer Policy value between investment options (Transfer Fee)).

You may be charged a $14 fee for a wire transfer. The fee is deducted from the gross amount of the loan, partial withdrawal, or surrender. This is a charge by us and is not a Policy charge.

FEE TABLE CHARGES
Ongoing Fees and Expenses (annual charges)	In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses. There is a monthly deduction covering the cost of insurance under the Policy and optional benefits added by rider, and such fees and expenses are set based on characteristics of the Insured (e.g. age, sex and risk classification). There is also a monthly administration fee. There is a daily mortality and expense risk charge deducted from the Separate Account. The charge is made against the Separate Account assets, and is equivalent to an effective annual rate charged against the average daily value of the assets in the Separate Account. It varies, as shown in the chart below. Please refer to your Policy Specification Page for rates and the specific fees applicable to your Policy.			FEE TABLE CHARGES
	Risk Charge (for mortality and expense)	Guaranteed Maximum	Current
	Policy Years 1-15	0.90%	0.70%
	Policy Years 16+	0.90%	0.10%
You will also bear expenses associated with the investment options as shown below.
	Annual Fee	Minimum	Maximum
	Before any Waivers and Reductions	[ ]% (1)	[ ]% (2)
	After any Waivers and Reductions	[ ]% (1)	[ ]% (2)
(1)
(2)
Risks
Risk of Loss	You can lose money by investing in this Policy, including loss of your premiums (principal).			Cover Page PRINCIPAL RISKS OF INVESTING IN THE POLICY
Not a Short-Term Investment	The Policy is designed to provide lifetime insurance protection. It is not a short term investment, and is not appropriate for an investor who needs ready access to cash. The Policy will usually be unsuitable for short-term savings or short-term life insurance needs. Because of the long-term nature of the Policy, you should consider whether purchasing the Policy is consistent with the purpose for which it is being considered.			PRINCIPAL RISKS OF INVESTING IN THE POLICY
Risks Associated with Investment Options	An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Policy. Each investment option (including the Fixed Account) will have its own unique risks. You should review these investment options before making an investment decision.			PRINCIPAL RISKS OF INVESTING IN THE POLICY SEPARATE ACCOUNT PORTFOLIO COMPANIES APPENDIX A
Insurance Company Risks	An investment in the Policy is subject to the risks related to the Company including that any obligations (including under the Fixed Account investment option), guarantees, or benefits are subject to the claims-paying ability of the Company. Additional information about the Company, including its financial strength ratings, is available on its website, ameritas.com, or is available upon request by contacting our Service Center at 800-745-1112.			Cover Page GENERAL DESCRIPTION OF THE POLICY
Policy Lapse	Your Policy will lapse if there are insufficient premium payments, poor investment performance, withdrawals, unpaid loans or loan interest. There is a cost associated with reinstating a lapsed Policy. Death benefits will not be paid if the Policy has lapsed.			PRINCIPAL RISKS OF INVESTING IN THE POLICY LAPSE AND REINSTATEMENT

Overture Ovation!	4

	Restrictions	Location in Prospectus
Investments

Transfers must be at least $250, or the entire Subaccount or Fixed Account if less. The first 15 transfers each Policy Year are free. Thereafter, we charge $10 for each transfer.

In addition to the right of each portfolio company to impose restrictions on excessive trading, we reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interest of other Policy Owners.

Ameritas Life reserves the right to remove or substitute portfolio companies as investment options that are available under the Policy.

CHARGES GENERAL DESCRIPTION OF THE POLICY APPENDIX A
Optional Benefits	Some optional benefits were available to be elected at Policy issue only. Optional benefit riders to the Policy may have separate incontestability provisions.	OTHER BENEFITS UNDER THE POLICY
Taxes
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.

There is no additional tax benefit if you purchase the Policy through a tax-qualified plan or individual retirement account (IRA).

Unpaid loans, partial withdrawals and surrenders may be subject to ordinary income tax and tax penalties.

TAXES
Conflicts of Interest
Investment Professional Compensation	Your representative may receive compensation relating to your ownership of a Policy, both in the form of commissions and continuing payments. This conflict of interest may influence your representative when advising you on your Policy. Your representative may have a financial incentive to offer or recommend the Policy over another investment.	DISTRIBUTION OF THE POLICY
Exchanges	Some representatives may have financial incentive to offer you a new policy in place of the one you already own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, the Policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY PREMIUM

OVERVIEW OF THE POLICY

purpose of the policy

The OVERTURE OVATION! Policy is flexible premium variable universal life insurance. The Policy is designed to provide lifetime insurance coverage on the Insured(s) named in the Policy, as well as maximum flexibility in connection with premium payments and death benefits. The Policy pays death benefit proceeds to the Policy Beneficiary upon the Insured's death or pays a Cash Surrender Value to you if you surrender the Policy. This flexibility allows you to provide for changing insurance needs within the confines of a single insurance Policy. This Policy is no longer available for sale.

Some policy forms, features and/or riders described in this prospectus may be subject to state variations or may not be available in all states. See Appendix B: STATE SPECIFIC POLICY SPECIFICATIONS ("APPENDIX B").

Premiums

You have flexibility under the Policy. Within certain limits, you can vary the amount and timing of premium payments, change the death benefit, and transfer amounts among the investment options. We reserve the right to limit the amount and frequency of premium payments. We will not accept that portion of a premium payment which affects the tax qualifications of this Policy as described in Section 7702 of the Internal Revenue Code, as amended. This excess amount will be returned to you. Payment of insufficient premiums may result in a lapse of the Policy.

You may allocate all or a part of your premiums among the Separate Account Subaccount variable investment options or the Fixed Account fixed interest rate option. Subaccount variable investment options are in turn invested in corresponding underlying portfolio companies. Fixed Account allocations are invested in our General Account and we guarantee a fixed rate of interest. More detail concerning each portfolio company can be found in APPENDIX A.

POLICY FEATURES

Death Benefit

Your Policy value and death benefit will go up or down as a result of the investment experience of your Policy. You may choose from two types of death benefit options. You may change from one death benefit type to another, subject to limitations, and charges may apply. The amount we pay depends on whether you have chosen death benefit Option A or death Benefit Option B:

  Option A: The death benefit is the greater of the Policy's specified amount or the Policy value multiplied by the corridor percentage on the date of the Insured's death. The amount of this death benefit does not change over
Overture Ovation!	5

time, unless the death benefit is being driven by the corridor percentage or you take any action that changes the Policy's specified amount.

  Option B: The specified amount plus the Policy value on the date of the Insured's death. Under this option, the amount of death benefit generally changes from day to day, because many factors (including portfolio investment performance, charges and expenses, premium payments and withdrawals) affect your Policy value.

If you meet certain premium requirements, we will guarantee a death benefit for a certain period even if your Policy's Cash Surrender Value falls to zero.

Death benefit proceeds are reduced by any Policy loan balance, unpaid loan interest, and any monthly deductions due but unpaid at death.

Surrenders and Withdrawals

You can surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Policy value. Applicable charges are shown in the FEE TABLE.

Loans

You may borrow a limited amount of Policy value. Each loan must be at least $200. Interest accrues on outstanding loan amounts. After the 5th Policy Year, loans at a lower interest rate may be available.

Optional Features

The Policy offers additional insurance coverage and other benefits through optional features. Certain riders have costs associated with them. More detail concerning fees can be found in the FEE TABLE.

FEE table

Some charges are rounded. Charges may be less in certain states.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Policy Specifications Page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Policy, pay a premium, surrender or make withdrawals from the Policy, or transfer cash value between investment options.

TRANSACTION FEES
Charge	When Charge Is Deducted	Amount Deducted*

PREMIUM TAXES
Premium Charge	When each premium is paid.		5%
Calculated as a percentage of each
Premium payment.*

MAXIMUM DEFERRED SALES CHARGE (LOAD)
Surrender Charge	Upon a full Surrender during the first 14 Policy	Varies (1)
(per $1,000 of Specified Amount of insurance	years or in the 14 Policy years following an	Policy year 1:
Coverage)	increase in specified amount of insurance.	Maximum	$48.00
Fee declines each year.		Charge for a Representative Insured (2)	$16.12

OTHER SURRENDER FEES
Partial Withdrawal Charge	Upon each withdrawal.		Lesser of 2% or $50
(lesser of % of withdrawal amount or dollar
Amount)

Transfer Fee (per transfer)	First 15 transfers per year;		$0
	Each additional transfer.		$10

Wire Transfer Fee (per wire)	As requested by Policy Owner		$14 (3)

*This charge partially offsets state and local taxes. State premium tax rates range from 0.5% to 3.5% of premium paid. See the CHARGES section for more information.)

(1)	Varies in amount and duration by Insured's sex, issue age (or attained age at the time of any increase), risk class, and the amount of time you have had in your Policy. Taxes and penalties may also apply. Ask for a Policy illustration or see your Policy for these charges applicable to you.
(2)	Assumes a male, age 45 at Policy issue and in our best risk class. Fee declines to $1.28 per $1,000 in 14th Year and zero thereafter. This charge may not be representative of the charge that a particular investor will pay.
(3)	This is a charge by us and is not a Policy charge.

Overture Ovation!	6

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

PERIODIC CHARGES OTHER THAN ANNUAL PORTFOLIO COMPANY CHARGES
Charge	When Charge Is Deducted	Amount Deducted*

BASE POLICY CHARGE:
Cost of Insurance * (Rate is per $1,000 of the	Monthly	Varies (1)
amount of insurance coverage at risk)*		Minimum Charge	$0.68
		Maximum Charge	$1,000.00
		Charge for Representative Insured (6,7)	$3.32

Annual Maintenance Fee	Monthly		$108/per year

Mortality and Expense Risk Fees
Risk Charge (for mortality and expense risk	Daily
equal to annual % shown)
Policy Years 1-15			0.90%
Policy Years 16+			0.90%

Administrative Expenses	Monthly, for first 20 Policy Years Only	Varies (2)
Administrative Charge Per $1,000 of Initial		Maximum	$39.12
Specified Amount * (Rate is per $1,000 of		Charge for Representative Insured (6)	$2.16
Initial Specified Amount of Insurance
coverage) Guaranteed fee remains level for
20 Policy Years.

Administrative Charge Per $1,000 of	Monthly, for first 20 Policy Years after	Varies (3)
Increase in Specified Amount * (Rate is per	the increase only.	Maximum	$39.12
$1,000 of increase in Specified Amount		Charge for Representative Insured (6)	$2.64
of insurance coverage) Guaranteed fee
remains level for 20 Policy Years after the
increase.

OPTIONAL BENEFIT CHARGES:
Guaranteed Death Benefit Rider	N/A		$0

Waiver of Monthly Deductions on	Monthly	Varies (1)
Disability Rider * (Rate is a percentage of the		Maximum	53.68%
total monthly deduction not including this		Charge for Representative Insured (6,7)	7.94%
rider.)

Disability Benefit Rider *		Varies (4)
(Rate is per $100 of the annual Benefit.)		Maximum	$21.44
		Charge for Representative Insured (6,7)	$5.06

Children's Protection Rider * (Flat annual rate per rider.)	Monthly		$52/year

Guaranteed Insurability Rider * (Rate is per	Monthly	Varies (5)
$1,000 of the Rider Benefit.)		Maximum	$1.97
		Charge for Representative Insured (8)	$0.93

Term Coverage Rider * (Rate is per $1,000 of	Monthly	Varies (1)
the Rider Benefit.)		Maximum	$1,000.00
		Charge for Representative Insured (6,7)	$4.15

Term Rider for Covered Insured * (Rate is	Monthly	Varies (1)
per $1,000 of the Rider Benefit.)		Maximum	$1,000.00
		Charged for Representative Insured (6,7)	$3.45

Terminal Illness Rider	N/A		$0

Asset Protection Rider	Monthly		0.60% (9)
Calculated as a percentage times the
guarantee balance.

Asset Protection Plus Rider	Monthly		1.20% (9)
Calculated as a percentage times the
guarantee balance.

Paid-Up Life Insurance Benefit	When Benefit Elected		3.5%
Endorsement Calculated as a percentage
times the Policy Value.

*Several of the charges vary based on individual characteristics. The cost shown for these charges may not be representative of the charge you will pay. Ask for a Policy illustration or see your Policy for the charge applicable to you.

Overture Ovation!	7

Periodic Charges Table Footnotes:

(1)	Rate varies by Insured's sex, risk class and attained age.
(2)	Rate varies by Insured's sex, issue age, risk class, and initial specified amount.
(3)	Rate varies by Insured's sex, and age and risk class at the time of the increase, and initial specified amount. Example charges assume increase occurs after five Policy Years.
(4)	Rate varies by Insured's sex, age and risk class at the time the rider is added to the Policy.
(5)	Rate varies by Insured's sex and issue age at the time the rider is added to the Policy.
(6)	"Charge for Representative Insured" charges assume an Insured who is male, best risk class, age 45 when Policy is issued or rider is added to the Policy, and a current specified amount of $250,000. This charge may not be representative of the charge that a particular investor will pay.
(7)	"Charge for Representative Insured" charges assume Policy is in its first Policy Year. This charge may not be representative of the charge that a particular investor will pay.
(8)	"Charge for Representative Insured" charges assume an Insured who is male, age 10 at the time the rider is added to the Policy. This charge may not be representative of the charge that a particular investor will pay.
(9)	"Guarantee Balance" is equal to Policy value on the date the rider is issued, reset, or renewed, plus subsequent net premiums and minus subsequent Policy charges and an adjustment for withdrawals, subject to certain restrictions as described in the Policy Values provision of this prospectus. For more information about the Rider charge, read the Policy Value provision.

We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our Company changes.

The next table describes interest rates charged on amounts borrowed from the Policy, net of 3.5% annual credited interest rate.

NET INTEREST CHARGED ON LOANS	When Deducted	Guaranteed Maximum	Current
LOAN ACCOUNT (effective annual rates)
Regular Loans	Upon each Policy Anniversary	2.5%	2.0%
Reduced Rate Loans (available only after the 5th Policy Year)		0.5%	0.0%

PORTFOLIO COMPANY OPERATING EXPENSES (as of December 31, 2020)

Each portfolio company pays advisory fees, any service and distribution (12b-1) fees, and other expenses. These fees and expenses are deducted from the assets of the portfolio company's and may vary from year to year. They are not fixed and are not part of the terms of your Policy. The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before and after any waivers or reductions, that you may pay periodically during the time that you own the Policy. A complete list of portfolio companies available under the Policy, including their annual expenses, may be found at the back of this document.

TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES Expenses that are deducted from portfolio company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses	Minimum	Maximum
Before any Waivers and Reductions	% (1)	% (2)
After any Waivers and Reductions	% (1)	% (2)

(1) [ company footnote(s) as appropriate – how long expected to continue, can terminate at any time at the option of the company]

(2)

principal risks of investing in the policy

Suitability, Investment Risks, and Underlying Portfolio Risks

The Policy is unsuitable for short-term savings or short-term life insurance needs and is subject to investment risk, including the loss of principal. You should evaluate the Policy's long-term investment potential and risks before purchasing a Policy. You should purchase a Policy only if you have the financial capability and the intent to keep the Policy in force for a substantial period of time.

Your Account Value (and in some circumstances your death benefit) will fluctuate with changes in interest rates and performance of the underlying portfolios. You assume the risk that your Account Value may decline or not perform to your expectations. Each underlying portfolio has various investment risks and some have greater risks than others.

There is no assurance that any underlying portfolio will meet its objectives. Prospectuses are available at our website, Ameritas.com, or by calling 800-745-1112.

Surrender and Partial Withdrawal Risks.

The Policy is designed to provide lifetime insurance protection. Upon a full surrender from your Policy, we deduct a Surrender Charge from the total Policy value. Generally, the Surrender Charge is higher the older you are when the Policy is issued or there is an increase in specified amount. The longest Surrender Charge period is 14 years from Policy issue date or the date of any increase in specified amount. Depending on the Account Value at the time you are considering Surrender, there may be little or no Cash Surrender Value payable to you. Surrender of a Policy while a loan is outstanding could result in significant tax consequences. Following a full surrender, all your rights in the Policy end, and the Policy may not be reinstated.

Overture Ovation!	8

Upon a partial withdrawal from your Policy, we will deduct a Partial Withdrawal Charge. This fee will be deducted from the investment options and in the same allocation as your partial withdrawal allocation instruction; if that is not possible (due to insufficient value in one of the investment options you elect) or you have not given such instructions, we will deduct this fee on a pro-rata basis from balances in all Subaccounts and the Fixed Account. Taxes and tax penalties may apply.

Lapse Risks

If the Cash Surrender Value is not sufficient to pay charges when due, your Policy can terminate, or "lapse." This can happen if you have not paid enough premiums or if the investment options you selected experienced poor performance or because of a combination of both factors. This can happen even if you pay the Planned Periodic Premiums. You will be given a "grace period" within which to make additional premium payments to keep the Policy from lapsing. If your Policy lapses, your insurance coverage will terminate; you may be given the opportunity to reinstate the Policy by making the required premium payments and satisfying certain other conditions.

Since partial withdrawals reduce your Account Value, partial withdrawals increase the risk of lapse. Policy Debt also increases the risk of lapse.

Loan Risks

A Policy loan, whether or not repaid, will affect the Cash Surrender Value of your Policy over time. We will transfer all loan amounts from the Subaccounts and the Fixed Account to a Loan Account. The Loan Account does not participate in the investment experience of the investment options or receive any higher current interest rate credited to the Fixed Account.

The larger a Policy loan becomes relative to the Policy's Cash Surrender Value, the greater the risk that the Policy's Cash Surrender Value will not be sufficient to support the Policy's charges and expenses, including any loan interest due, and the greater the risk of the Policy lapsing. Any loan interest payable on a Policy Anniversary that you do not pay will become part of the outstanding Policy loan principal and will also accrue interest.

Further, the death benefit is reduced by the amount of any outstanding loan and accrued loan interest

Your Policy may lapse if your outstanding loan and accrued loan interest reduce the Cash Surrender Value to zero. There is a tax risk associated with outstanding debt. If you surrender your Policy or your Policy lapses while there is an outstanding loan, there will generally be Federal income tax payable on the amount by which loans and partial withdrawals exceed the premiums paid. Since loans reduce your Policy’s account value, any remaining account value may be insufficient to pay the income tax due and may cause the need for additional premium to keep your Policy in force.

Limitations on Access

We limit loans to amounts not less than $200 and partial withdrawals to amounts not less than $500, and require you to have not less than $1,000 in remaining Cash Surrender Value or an amount to maintain the Policy in force for the next 12 months following the partial withdrawal and provided your specified amount of coverage meets required levels. Loans may only be taken if your Cash Surrender Value, less monthly deductions, is sufficient to keep your Policy in force for the rest of the Policy Year. We may defer making a loan for up to six months unless the loan is to pay premiums to us. We can postpone payments or any transfers out of a Subaccount if the New York Stock Exchange (NYSE) is closed for other than customary weekend and holiday closings; trading on the NYSE is restricted, an emergency exists as determine by the SEC, or the SEC permits delay for the protection of security holders. We may defer payments of a full or partial surrender from the Fixed Account for up to six months from the date we received your Written Notice requesting the surrender.

Transfer Risks

There is a risk that you will not be able to transfer your Account Value from one Investment Option to another because of limits on the dollar amount or frequency of transfers you can make which the portfolio companies impose. We are required to restrict or prohibit transfer by Policy Owners identified as having engaged in transactions that violate fund trading policies. You should read each portfolio company's prospectus for further details. Limitations on transfers out of the Fixed Account are more restrictive than those that apply to transfers out of the Subaccounts.

To discourage disruptive frequent trading activity, we impose restrictions on transfers (See the Disruptive Trading Procedures section) and reserve the right to change, suspend or terminate telephone, facsimile and Internet transaction privileges (See the Transfers section). In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to: (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and (iii) restricting transfers into and out of certain Subaccounts. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

Potential for Increased Charges

The actual charges deducted are current charges on your Policy. However, we have the right to increase those charges at any time up to the guaranteed maximum charges as stated in your Policy.

Market Timing Risks

Investments in variable life insurance products can be a prime target for abusive transfer activity because these products value their Subaccounts on a daily basis and allow transfers among Subaccounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Subaccounts in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a Subaccount can be harmed by frequent transfer activity since such activity may expose the Investment Option's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager’s ability to effectively manage the portfolio’s investments in accordance with the portfolio’s investment objectives and policies, both of which may result in dilution with respect to interests held for long-term investment.

Overture Ovation!	9

Tax Risks

We believe the Policy qualifies as a life insurance contract for Federal tax purpose; so that: death benefits for individually owned life insurance generally are not subject to income tax, and you should not be considered in constructive receipt of the Cash Surrender Value, including any increases in Cash Surrender Value, unless and until it is distributed from the Policy. Other federal and state taxes may apply. In general, you will be taxed on the amount of a distribution if it exceeds the investment in the Policy (premiums paid). Any taxable distributions are treated as ordinary income (rather than as capital gains) for tax purposes.

In order for you to receive the tax benefits extended to life insurance under the Internal Revenue Code (the "Code"), your Policy must comply with certain requirements of the Code. We will monitor your Policy for compliance with these requirements, but a Policy might fail to qualify as life insurance in spite of our monitoring. If this were to occur, you would be subject to income tax on the income credited to your Policy for the period of disqualification and all subsequent periods. Tax consequences of ownership or receipt of Policy proceeds under federal, state and local estate, inheritance, gift and other tax laws can vary greatly depending upon the circumstances of each Owner or Beneficiary. There can also be unfavorable tax consequences on such things as the change of Policy ownership or assignment of ownership interests. Limits on premium payments and Treasury Department rules could also impact whether the Policy will qualify for the benefits extended to life insurance under the Code. There is no certainty that the expected benefits of life insurance, relative to other financial or investment products, will always continue to exist. We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

Buying a Policy might not be advisable if it is just replacing existing life insurance. You may wish to consult with your financial or insurance adviser.

Cybersecurity Risk

We are at risk for cyber security failures or breaches of our information and processing systems and the systems of our business partners that could have negative impacts on you. These impacts include, but are not limited to, potential financial losses under your Policy, your inability to conduct transactions under your Policy, our inability to calculate your Policy’s values, and the disclosure of your personal or confidential information. For more information about these cyber security risks, see the SAI.

Restrictions On Financial Transactions

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or “freeze” your Policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Policy to government regulators.

Other Matters.

Pandemics and their related major public health issues have a major impact on the global economy and financial markets. Governmental and non-governmental organizations may not effectively combat the spread and severity of such a pandemic, increasing its harm to Ameritas Life. Any of these events could materially adversely affect the Company’s operations, business, financial results, or financial condition.

tHE COMPANY

The OVERTURE OVATION! Policy is offered and issued by Ameritas Life Insurance Corp. (the "Depositor"), 5900 "O" Street, Lincoln, Nebraska 68510.

Prior to May 1, 2007, the Policy was offered and issued by Ameritas Variable Life Insurance Company ("AVLIC"). Effective May 1, 2007, AVLIC merged into Ameritas Life, and the Separate Account (formerly named Ameritas Variable Life Insurance Company Separate Account V) was transferred from AVLIC to Ameritas Life. Policies previously issued by AVLIC are now Policies of Ameritas Life, which will service and maintain those Policies in accordance with their terms.

THE SEPARATE ACCOUNT

SEPARATE ACCOUNT

The Registrant is Ameritas Variable Separate Account V (the "Registrant"). The Separate Account (Ameritas Variable Separate Account V) is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas Life. Under Nebraska law, income, gains, and losses credited to or charged against, the Registrant reflect the Registrant's own investment experience and not the investment experience of the Depositor's other assets. The assets of the Registrant may not be used to pay any liabilities of the Depositor other than those arising from the Policies. The Depositor is obligated to pay all amounts promised to investors under the Policies. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the

Overture Ovation!	10

Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

portfolio companies

The Policy allows you to choose from a wide array of investment options – each chosen for its potential to meet specific investment objectives.

The underlying portfolios in the Separate Account are NOT publicly traded mutual funds and are NOT the same as other publicly traded mutual funds with very similar names. The portfolios are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.

Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.

You may allocate all or a part of your premiums among the Separate Account variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%.

Information regarding each Portfolio Company, including its (i) its name; (ii) it's objective; (iii) investment adviser and any sub-investment advisers; (iv) current expenses; and (v) performance is found in APPENDIX A. Each Portfolio Company has issued a prospectus that contains more detailed information about the Portfolio Company. You may obtain paper copies of the prospectuses at no cost by calling our Service Center at 800-745-1112 or by sending an email request to ALICTD@ameritas.com. You may also view the prospectuses on our website at ameritas.com.

The value of your Policy will increase or decrease based on the investment performance of the variable investment options you choose. The investment results of each variable investment option are likely to differ significantly and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

You bear the risk that the variable investment options you select may fail to meet their objectives,

that they could decrease in value, and that you could lose principal.

Each Subaccount's underlying portfolio operates as a separate variable investment option, and the income or losses of one generally has no effect on the investment performance of any other. Restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the underlying portfolios.

The portfolios are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met. An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

VOTING rights

As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material, and have access to reports, and other materials relating to each underlying portfolio in which you have voting rights. If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we receive instructions from other Policy Owners. It is possible that a small number of Policy owners can determine the outcome of a voting proposal. The underlying portfolios may not hold routine annual shareholder meetings.

the fixed account fixed interest rate option

There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3.5% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy.

All amounts allocated to the Fixed Account become assets of our General Account. Interests in the General Account have not been registered with the SEC and are not subject to SEC regulation. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this prospectus is to disclose the Separate Account aspects of the Policy. Refer to the Policy for additional details regarding the Fixed Account.

Overture Ovation!	11

CHARGES

The following repeats and adds to information provided in the FEE TABLE section where the amount of each charge is shown. Please review both prospectus sections, and the Policy, for information on charges. For those Policies issued on a unisex basis in certain states or in certain cases, sex-distinct rates do not apply. Certain charges expressly permit you to designate the investment options from which the charge is to be deducted. If there are insufficient funds in such a designated investment option, and for all other charges deducted from total Policy value, charges are deducted pro-rata from your selected Subaccount and Fixed Account investment options.

TRANSACTION FEES

Percent of Premium Charge

We currently charge a percentage of each Policy premium payment we receive as a Percent of Premium Charge. State premium tax rates range from 0.5% to 3.5% of premium paid. This charge partially offsets premium taxes imposed by some States and local governments and federal taxes on certain capitalized acquisition expenses. We do not expect to profit from this charge. Our current charge of 3.5% is less than our guaranteed maximum amount for this charge.

Surrender Charge

Upon a full surrender from your Policy, we deduct a Surrender Charge from the total Policy value. The amount and duration of this charge varies by the Insured's sex, issue age (or attained age at the time of any increase), risk class, specified amount of insurance coverage, and the length of time the Policy has been in force. This helps cover our costs should you terminate your Policy during the surrender period. Generally, the Surrender Charge is higher the older you are when the Policy is issued. The longest Surrender Charge duration is 14 years. The Surrender Charge applies from the Policy issue date as to the initial specified amount of insurance coverage, and from the date of any increase as to increases in the specified amount. Ask for a Policy illustration or see your Policy for these charges applicable to you. Taxes and tax penalties may apply.

Partial Withdrawal Charge

Upon a partial withdrawal from your Policy, we will deduct a Partial Withdrawal Charge of the lesser of 2% or $25. This fee will be deducted from the investment options and in the same allocation as your partial withdrawal allocation instruction; if that is not possible (due to insufficient value in one of the investment options you elect) or you have not given such instructions, we will deduct this fee on a pro-rata basis from balances in all Subaccounts and the Fixed Account. This helps cover our administrative costs for withdrawals from your Policy. Taxes and tax penalties may apply.

Transfer Fee

We may charge a transfer fee for any transfer in excess of 15 transfers per Policy Year. This fee may be deducted only from Policy investment options you designate; if that is not possible (due to insufficient value in an investment option you elect) or you have not provided such instructions, we will deduct this fee on a pro-rata basis from balances in all Subaccounts and the Fixed Account.

Wire Transfer Fee

We may charge a $14 wire transfer fee if you request a wire transfer when requesting a loan, partial withdrawal, or surrender. The fee is deducted from the gross amount of the loan, partial withdrawal, or surrender. This is a charge that we make and is not a Policy charge.

PERIODIC CHARGES: MONTHLY DEDUCTIONS FROM POLICY VALUE

The following charges are deducted from Policy value on each Policy Month date.

Cost of Insurance Charge

The cost of insurance rate per $1,000 of net amount at risk cannot exceed the guaranteed cost of insurance rate that is set forth in the Policy. The maximum cost of insurance each month can be determined by using the guaranteed cost of insurance rate in the formula for cost of insurance, below.

The cost of insurance charge is for providing insurance protection under the Policy. Because the cost of insurance charge depends upon several variables, the cost for each Policy Month can vary from month to month. The cost of insurance rate for the initial specified amount of insurance coverage varies by the Insured's sex, issue age, risk class, and the length of time the Policy has been in force. The cost of insurance rate for an increase in specified amount varies by the Insured's sex, age and risk class at the time of the increase, and the length of time the Policy has been in force since the increase. We may use current cost of insurance rates less than those shown in the Policy, and reserve the right to change them so long as they do not exceed the charges shown in the Policy. Changes will equally apply to similarly situated Policy owners and be based on changes in future expectations of factors such as investment earnings, mortality, persistency, and expenses. We expect a profit from this charge. Ask for a Policy illustration or see your Policy for these charges applicable to you.

The Cost of Insurance each month equals:

▪	The "Net Amount at Risk" for the month; multiplied by
▪	The cost of insurance rate per $1,000 of net amount at risk; divided by
▪	$1,000.

The Net Amount at Risk in any month equals:

▪	The death benefit on the Policy Month date, discounted at the guaranteed rate of interest for the Fixed Account for one month; minus
▪	The Policy value on the Policy Month date after deducting the charge for any optional features selected and the administrative charges but not the cost of insurance charge.
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Administrative Charge,

▪	Administrative Charge per $1,000 of Initial Specified Amount, and
▪	Administrative Charge per $1,000 of Increase in Specified Amount
▪	These administrative charges partially compensate us for our costs in issuing and administering the Policy and operating the Separate Account. We do not anticipate making a profit from these charges.

Cost of Optional Features

The cost for any optional features you select (sometimes called Policy "Riders") is also deducted monthly from Policy value. See the FEE TABLE for information about the costs of these features, and refer to OTHER BENEFITS UNDER THE POLICY for descriptions of these features. Optional features may not be available in all states.

PERIODIC CHARGES: DAILY DEDUCTION FROM SEPARATE ACCOUNT ASSETS

The following charges are applied daily to Separate Account assets in determining the daily Accumulation Unit value of each Subaccount.

Risk Charge

The Risk Charge is for the mortality risks we assume – that Insureds may live for shorter periods of time than we estimate, and also compensates us for the Policy expense risks we assume. If this charge exceeds our actual costs to cover these risks, the excess goes to our General Account. Conversely, if this charge is not enough, we bear the additional expense, not you. See the Fee Table for the current charge. We expect a profit from this charge.

Commissions Paid

During the first Policy Year, the commission may equal an amount up to 117% of the first year target premium paid plus the first year cost of any riders and 5% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the accumulation value beginning in the eighth Policy Year.

Portfolio Charges

Each Subaccount's underlying portfolio has investment advisory expenses. These expenses, as of the end of each portfolio's last fiscal year, are stated in this prospectus' FEE TABLE and described in more detail in each fund's prospectus. A portfolio's charges and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These charges and expenses help to pay the portfolio's investment adviser and operating expenses.

GENERAL DESCRIPTION OF THE POLICY

THE PARTIES

Insured

The Insured is the person upon whose life this Policy is issued. This individual's personal information determines the cost of the life insurance coverage. The Owner also may be the Insured.

Owner

The Owner (also referred to as Policy Owner) is the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy. If the Policy has been absolutely assigned, the assignee is the Owner. A collateral assignee is not the Owner.

Beneficiary

The Beneficiary is the person to whom the Death Benefit proceeds are payable upon the death of the Insured. You may change your Beneficiary by sending Written Notice to us, unless the named Beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named Beneficiary is irrevocable, you may change the named Beneficiary only by Written Notice signed by both you and the Beneficiary. If more than one named Beneficiary is designated, and you fail to specify their interest, they will share equally.

If the named Beneficiary dies before you, then your estate is the Beneficiary until you name a new Beneficiary.

The interest of any Beneficiary is subject to that of any assignee.

Minor Owner Or Beneficiary

Generally (and except as provided for in some states) a minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy Beneficiary. Contrary to common belief, in most States parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named Beneficiary, we are able to pay the Minor's beneficiary payments to the minor's trustee or guardian. Some States allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

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State Variations

State Specific Policy Specifications can be found in APPENDIX B.

Allocating Premium

You may allocate your premiums among the variable investment options and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.

▪	Allocations must be in whole percentages, and total 100%.
▪	You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
▪	All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received during your Policy's "right to examine" period may be subject to special requirements.

"Right to Examine" Period Allocations

Return of Value State. In states that permit us to refund your Policy value upon your cancellation of the Policy during the "right to examine" period, we will allocate your initial premium to your selected variable investment options on the date of issue of the Policy.

Return of Premium States and IRA plan Policies. In states that require us to refund at least your full premium upon your cancellation of the Policy during the "right to examine" period, we will hold the portion of your initial premium allocated to the Separate Account in the Money Market Subaccount for 13 days. Then, we will invest your initial premium in the variable investment options pursuant to your application instruction. (Any additional premiums we receive during the "right to examine" period plus 3 days will be allocated in the same manner.) If, at the end of the "right to examine" period, you decide to cancel your Policy, we will refund the greater of the Policy value or premiums paid.

Until your Policy is issued, premium payments received by us are held in our General Account and are credited with interest at a rate we determine.

TELEPHONE TRANSACTIONS

Telephone Transactions Permitted

▪	Transfers among investment options.
▪	Establish systematic transfer programs.
▪	Change premium allocations.

How to Authorize Telephone Transactions

▪	Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules

▪	Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
▪	Will be recorded for your protection.
▪	For security, you or your authorized designee must provide your Social Security number and/or other identification information.
▪	May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

TRANSFERS

The Policy is designed for long-term investment. Excessive transfers such as those triggered by market timing services or other large or frequent transfers could harm other Policy Owners by having a detrimental effect on investment portfolio management. In addition to the right of each Portfolio to impose redemption fees on short-term trading, we reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio fund advisor, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy owners would otherwise potentially be adversely affected.

We consider any transfer of money out of a Subaccount within 60 days of a purchase to be evidence of possible market timing. We will not execute such a trade until we provide the portfolio’s fund advisor with information about it for an opportunity to evaluate the transfer pursuant to the fund advisor’s own standards, as stated in the portfolio’s underlying fund prospectus. Ultimately the portfolio fund advisor has the authority to make the determination whether or not to accept a transfer.

Subject to restrictions during the "right to examine period," you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

Transfer Rules:

▪	A transfer is considered any single request to move assets between one or more investment options.
▪	We must receive notice of the transfer – either Written Notice, an authorized telephone transaction, or by Internet when available. Our Trading Unit facsimile number is 402-467-7923. Transfers will be processed on the Business Day they are received by our Trading Unit before 3:00 p.m. Central Time. You must be available to receive a confirmation telephone call for any faxed transfer requests sent to us, or your trade may not be processed until it is confirmed.

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▪	The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
•	If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
•	The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.

▪	The first 15 transfers each Policy Year are free. Thereafter, transfers will result in a $10 charge for each transfer. See the CHARGES section of this prospectus for information about how this charge is applied. This fee is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
▪	A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
•	may be made only once each Policy Year;
•	may be delayed up to six months;
•	is limited during any Policy Year to the greatest of:
o	25% of the Fixed account value on the date of the transfer during that Policy Year;
o	the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months;
o	$1,000.

▪	We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time. We and our portfolio managers consider market timing strategies, programmed transfers or transfers that are large in relation to the total assets of an investment option's underlying portfolio as disruptive. We may react to disruptive transfers by, among other things, restricting the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer service. We may also refuse to act on transfer instructions of an agent acting under a power of attorney or otherwise who is acting on behalf of one or more Owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.
▪	If the Policy value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, to the Money Market Subaccount.
▪	In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

Omnibus Orders

Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable Investment Options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

THIRD-PARTY SERVICES

Where permitted and subject to our rules (including those Transfer Rules above regarding rejection of a transfer request), we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice on a form provided by us. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that charges charged by such third parties for their service are separate from and in addition to charges paid under the Policy.

Third Party Traders

We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:

▪	reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
▪	reject the transfer or exchange instructions of individual Policy Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or

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asset allocation program are not subject to these rules. See the sections of the prospectus describing those programs for the rules of each program.

SYSTEMATIC TRANSFER PROGRAMS

Transfers under any systematic transfer program do count toward the 15 free transfer limit. We reserve the right to alter or terminate any systematic transfer program upon thirty days advance written notice. Only one systematic transfer program may be utilized at a time.

Dollar Cost Averaging Program

Dollar Cost Averaging allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

Dollar Cost Averaging Rules:

▪	There is no additional charge for the Dollar Cost Averaging program.
▪	We must receive notice of your election and any changed instruction – either Written Notice or by telephone transaction instruction.
▪	Automatic transfers can only occur monthly.
▪	The minimum transfer amount out of the Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
▪	Dollar Cost Averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
▪	You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month date following the date the Policy's "right to examine" period ends.
▪	You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Money Market Subaccount or the Fixed Account is less than $100.
▪	Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

Portfolio Rebalancing Program

The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

Portfolio Rebalancing Program Rules:

▪	There is no additional charge for the Portfolio Rebalancing program.
▪	The Fixed Account is excluded from this program.
▪	You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
▪	You may have rebalancing occur quarterly, semi-annually or annually.
▪	Portfolio Rebalancing is not available when the Dollar Cost Averaging Program is elected.

Earnings Sweep Program

The Earnings Sweep program allows you to rebalance your Policy value by automatically allocating earnings from your Subaccounts among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

Earnings Sweep Program Rules:

▪	There is no additional charge for the Earnings Sweep program.
▪	The Fixed Account is included in this program.
▪	You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
▪	You may have your earnings sweep quarterly, semi-annually or annually.

Asset Allocation Program

We may offer an asset allocation program using models. However, you always have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Asset allocation programs using models are intended to match model risk tolerance and investment objectives with the investment options available in your Policy.

To assist you in your selection of an asset allocation model, we offer an Asset Allocation Program (the "Program"). The Program consists of models that were developed by an unaffiliated third party investment adviser. The unaffiliated third party investment adviser provided research and business support services relating to the models and selected the specific funds to populate each model from those available in the Policy. Ameritas Life paid for these consultant services at no additional cost to the Policy Owners.

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Ameritas Investment Company, LLC. ("AIC"), an affiliate of ours, previously served as discretionary investment adviser for Program participants solely in connection with the development and periodic updates to the model portfolios. In this regard, AIC entered into an investment advisory agreement with each Policy Owner participating in the Program. In its role as investment adviser, AIC relied upon the recommendations of third parties to provide research and business support services and select the specific funds to populate the models. AIC's role as investment adviser for development of and periodic updates to the models terminated on August 1, 2016, and the models in the Program no longer undergo periodic updates.

Important Information Concerning the Asset Allocation Program after August 1, 2016

On and after August 1, 2016, the models in the Program no longer undergo periodic updates (the models became "static"). Any investment advisory agreement you previously entered into with AIC terminated, and AIC no longer makes updates to the models. Policy Owners received notice of the termination of their investment advisory agreement and additional notice that the models were becoming static. The models will remain invested in accordance with the most recent model allocations. You may continue rebalancing your allocation among the funds in your particular static model on a quarterly basis. You were not required to take any action to continue participating in a static model. You may allocate to a different static model or discontinue participating in static models.

To participate in the Program:

▪	You are responsible for determining which model is best for you. Your financial adviser can help you make this determination and may provide you with an investor questionnaire to help you define your investing style. There is no guarantee that the model you select is appropriate to your ability to withstand investment risk. We are not responsible for your selection of a specific Investment Option or model, or your decision to change to a different Investment Option.
▪	You must allocate all of your Policy Value to one asset allocation model. We must receive notice of your asset allocation model election by Written Notice before we can begin a Program for you. Only you can select which model is best for you. The Asset Allocation questionnaire can be an aid, but is just a tool; you will make your own selection. You may wish to consult with your own financial professional to determine whether participation in the Program is best for you, and if so, which model is most suitable.
▪	If you are currently participating in a Program model and you make changes to your allocations outside the model, you will be considered as having withdrawn from the Program. You will be required to communicate with the Service Center if you wish to make a transfer or trade. The Service Center will communicate that your election to execute a trade will result in the discontinuance of the Program for your Policy prior to you being able to execute any telephone transaction.
▪	You may participate in quarterly rebalancing where each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the Program model that you selected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated monthly on our website and is available upon request.

The Program consists of five models, ranging from aggressive to conservative. On and after August 1, 2016, the static models will retain these descriptions.

▪	Aggressive Model – The Aggressive Model is for long-term investors who want high growth potential and do not need current income. The model may entail substantial year-to-year volatility in exchange for potentially higher long-term returns. Losses are still possible.
▪	Capital Growth Model – The Capital Growth Model is for long-term investors who want good growth potential and do not need current income. The model entails a fair amount of volatility, but not as much as the Aggressive Model. Losses are still possible.
▪	Balanced Model – The Balanced Model is for long-term investors who do not need current income and want some growth potential. The model is likely to entail some fluctuations, but presents less volatility than the overall equity market. Losses are still possible.
▪	Moderate Model – The Moderate Model is for investors who seek current income and stability, with modest potential for increase in the value of their investments. Losses are still possible.
▪	Conservative Model – The Conservative Model is for investors who seek current income and stability, and are less concerned about growth. Losses are still possible.

The Adding, Deleting, or Substituting Variable Investment Options Section below describes how changes to the Subaccounts' underlying portfolios will be addressed in the static models.

Potential Conflicts of Interest Relating to Program Models

We, and our affiliates, managed the competing interests that had the potential to influence the decision making with regard to the models by engaging a third party investment adviser to design the models and select the investment options for such models. Such competing interests included the following: AIC is compensated by us as principal underwriter for the Policies and as a distributor for a majority of our Policies. Calvert Variable Products, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), have portfolios offered through the Policy. The Calvert Funds were advised by Calvert Investment Management, Inc. ("CIM"), an affiliate of ours prior to December 31, 2016, and certain of the Calvert Funds are subadvised by Ameritas Investment Partners, Inc. ("AIP") a current affiliate of ours. CIM was and AIP is compensated for administrative, advisory and sub-advisory services they provided or provide to Calvert Funds. Calvert Fund portfolios may or may not be included in the models. We may receive administrative services fees from other portfolios that are available as investment options or distribution fees. As a result of these competing interests the affiliated parties faced in this Program, there was an increased potential risk of a conflict of interest in these arrangements.

There is no additional charge for selecting the Program. Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still result in losses. The models will remain unchanged, thus, the percentages of your Policy value allocated to each portfolio within the selected model will not be changed by us, and subsequent purchase payments will be invested in the same model unless we receive new

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instructions. Over time, the static model you select may no longer align with its original investment objective due to the effects of underlying portfolio performance and changes in underlying portfolio investment objectives. Therefore, your investment may no longer be consistent with your objectives. Portfolio rebalancing may help address this risk, but this is not guaranteed. You should consult with your financial professional about how to keep your allocations in line with your current investment goals.

We may discontinue the Asset Allocation Program at any time. We reserve the right to modify the terms of the Program. We may configure new static models from time to time. We will provide advance notice of any such changes to the Program and inform you of your options.

GENERAL ACCOUNT

The General Account includes all of our assets except those assets segregated in separate accounts. We have sole discretion to invest the assets of the General Account, subject to applicable law. Until your Policy is issued, any premium payments we receive are held in our General Account. Obligations under the Policy that are funded by Ameritas Life's General Account include the Fixed Account, the Loan Account, and fixed payments including death benefit proceeds. These obligations of the General Account are subject to the claims of our creditors and the claims paying ability of the Company . It is not a bank account and it is not insured by the FDIC or any other government agency.

POLICY OR REGISTRANT CHANGES

Policy Changes

We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Internal Revenue Code and continues to provide the tax benefits of such qualification.

Adding, Deleting, or Substituting Variable Investment Options

We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio if the shares of an underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios, or eliminate exiting underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making such a change.

Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent transfers or allocations. We will receive any necessary SEC and state approval before making any of these changes.

We will notify you of any changes to the variable investment options.

Resolving Material Conflicts – Underlying Investment Options

In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios also may be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying Investment Option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information. (Also see the TRANSFERS section, Omnibus Orders.)

DISRUPTIVE TRADING PROCEDURES

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount’s underlying portfolio can disrupt management of a Subaccount’s underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy’s performance.

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy, unless such transfers are limited to Subaccounts whose underlying portfolio prospectus specifically permits such transfers.

Policy Owners should be aware that we are contractually obligated to provide Policy Owner transaction data relating to trading activities to the underlying funds on written request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases of transfers by Policy Owners identified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.

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We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending or terminating telephone, on-line and facsimile transfer privileges. We will enforce any Subaccount underlying portfolio manager's restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. However, any Subaccount restrictions will be uniformly applied.

There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them.

Excessive Transfers

We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:

▪	the total dollar amount being transferred;
▪	the number of transfers you make over a period of time;
▪	whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
▪	whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
▪	the investment objectives and/or size of the Subaccount underlying portfolio.

PREMIUMS

POLICY APPLICATION AND ISSUANCE

Replacing an existing life insurance policy is not always your best choice. Evaluate any replacement carefully.

The Insured must not be older than age 90 on the Insured's birthday nearest to the Policy Date. The minimum initial specified amount (or "face amount") of life insurance is $50,000. To purchase a Policy, you must submit an application, at least the Initial Premium (see below), and provide evidence of the proposed insured's insurability satisfactory to us. Before accepting an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium. If we issue a Policy, insurance coverage will be effective as of the Policy Date.

Application in Good Order

▪	All application questions must be answered, but particularly note these requirements:
▪	The Owner's and Insured's full name, Social Security number (tax identification number for a business or trust Owner), date of birth, and certain other required information must be included.
▪	Your premium allocations must be complete, be in whole percentages, and total 100%.
▪	Initial Premium requirements must be met (see below).
▪	Your signature and your agent's signature must be on the application.
▪	City, state and date the application was signed must be completed.
▪	You must provide all information required for us to underwrite your application (including health and medical information about the Insured, and other information we consider relevant).
▪	If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
▪	There may be forms in addition to the application required by law or regulation, especially when a replacement of other coverage is involved.
▪	Your agent must be both properly licensed and appointed with us.

Premium Requirements

Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting any payment made by check until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources.

Initial Premium

▪	At least Minimum Premium times the number of months between the Policy Date and the date the Policy is issued plus one month.

Additional Premiums

▪	Payment of additional premiums is flexible, but must be enough to cover Policy charges. Because the cost of insurance charge depends upon several variables, the cost for each Policy Month can vary from month to month. The Policy will remain in force as long as Cash Surrender Value is sufficient to cover monthly deductions or the Minimum Guaranteed Death Benefit is in effect.
▪	If a premium increases the net amount of insurance coverage at risk, it is subject to evidence of the Insured's continued insurability and our underwriting requirements as to the amount of the increase.
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▪	Planned Periodic Premiums may be paid annually, semi-annually, quarterly, or monthly. You may change your Planned Periodic Premium, subject to our approval. Because Policy value can fluctuate depending upon the performance of your selected variable investment options, payment of your Planned Periodic Premiums does not guarantee that your Policy will remain in force. Your Policy can lapse even if you pay all Planned Periodic Premiums on time.
▪	If there is a Policy loan, you should identify any payment intended to reduce a loan as a loan repayment; otherwise it will be treated as a premium and added to Policy value.
▪	We reserve the right to limit premiums or refund any values so the Policy qualifies as life insurance under the federal Internal Revenue Code.

POLICY VALUE

On your Policy's date of issue, Policy value (or "account value" or "accumulation value") equals your initial net premium (premium less the Percent of Premium Charge) less the Policy's first monthly deduction. On any Business Day thereafter, your total Policy value equals the sum of Policy value in the Separate Account variable investment options, the Fixed Account, and the Loan Account, minus any monthly deduction due but unpaid.

Separate Account Value

Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Allocation Units held in the Subaccount allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:

a)	the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
b)	the daily mortality and expense risk charge; and this result divided by
c)	the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

Fixed Account Value

The Policy value of the Fixed Account on any Business Day equals:

a)	the Policy value of the Fixed Account at the end of the preceding Policy Month; plus
b)	any net premiums credited to the Fixed Account since the end of the previous Policy Month; plus
c)	any transfers from the Subaccounts to the Fixed Account since the end of the previous Policy Month; plus
d)	any transfers from the Loan Account to the Fixed Account since the end of the previous Policy Month, minus
e)	any transfers from the Fixed Account to the Loan Account since the end of the previous Policy Month; minus
f)	any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy Month; minus
g)	any partial withdrawal and partial withdrawal charge taken from the Fixed Account since the end of the previous Policy Month; minus
h)	the Fixed Account's share of any monthly deductions from Policy value; minus
i)	the Fixed Account's share of charges for any optional features; plus
j)	interest credited on the Fixed Account balance since the end of the previous Policy Month.

POLICY CHANGES

Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page.

"FREE LOOK" RIGHTS

Most States give you a limited period of time within which you can cancel your Policy, usually called a "right to examine" or "free look" period. The amount we will refund if you cancel during this period varies, but will always be at least the amount required by the State whose law governs your Policy. The specific terms of your State's "free look" requirements are on the front page of your Policy.

OPTIONAL FEATURES

Subject to certain requirements, one or more of the optional insurance benefits described in OTHER BENEFITS UNDER THE POLICY may be added to your Policy by rider. The cost of any optional insurance benefit will be deducted monthly from Policy value as stated in this prospectus' CHARGES section.

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standard death benefits

The principle purpose of the Policy is to provide a death benefit upon the Insured's death, but before then you may also borrow against the Policy's Cash Surrender Value, take a partial withdrawal, or fully surrender it for its Cash Surrender Value. Tax penalties and surrender charges may apply to amounts taken out of your Policy. Your Policy value and death benefit may vary based on the performance of the variable investment options you select. If we issue a Policy, insurance coverage will be effective as of the Policy Date.

DEATH BENEFIT

Upon the Insured's death, we will pay to the Policy Beneficiary:

(a)	the death benefit on the Insured's life under the death benefit option in effect; plus
(b)	any additional life insurance proceeds provided by any optional benefit or rider; minus
(c)	any outstanding Policy debt; minus
(d)	any due and unpaid Policy charges, including deductions for the month of death.

We will pay the death benefit proceeds after we receive Due Proof of Death of the Insured's death and as soon thereafter as we have sufficient information about the Beneficiary to make the payment. Death benefits may be paid pursuant to a payment option to the extent allowed by applicable law and any settlement agreement in effect at the Insured's death. If neither you nor the Beneficiary makes a payment option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the Beneficiary.

A death benefit is payable upon:

▪   Your Policy being in force;

▪   Our receipt of Due Proof of Death of the Insured;

▪   Our receipt of sufficient Beneficiary information to make the payment; and

▪   Your election of a payment option.

"Due Proof of Death" is generally a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

Death Benefit Options

You may choose one of two death benefit options. Option A is in effect unless you elect Option B.

Death Benefit Option A

If you prefer to have favorable investment performance, if any, reflected in higher Policy value rather than increased insurance coverage, you should generally select Option A.

Under Option A, the death benefit is the greater of:

▪	the specified amount of insurance coverage; or
▪	the Policy value multiplied times the corridor percentage as shown in your Policy.

Death Benefit Option B

If you prefer to have favorable investment performance, if any, reflected in increased insurance coverage rather than higher Policy value, you should generally select Option B.

Under Option B, the death benefit is the greater of:

▪	the specified amount of insurance coverage plus the Policy value; or
▪	the Policy value multiplied times the corridor percentage as shown in your Policy.

Changes in Death Benefit Option

After the first Policy Year, you may change your Policy's death benefit option. Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page.

Changes in Death Benefit Option Rules

▪	Your request for a change must be by Written Notice.
▪	You can only change your Policy death benefit option once each Policy Year. The change will be effective on the Policy Month date after we receive (or, if evidence of insurability is necessary, after we approve) your request.
▪	There is no fee to change your Policy death benefit option.
▪	Changing from Option A to Option B: The specified amount is decreased by an amount equal to the total Policy value as of the date of the change.
▪	Changing from Option B to Option A: The specified amount of insurance will equal the death benefit on the date of the change.
▪	The change is only allowed if the new specified amount of insurance meets the requirements set forth in the Change in Specified Amount of Insurance Coverage section, below.

Change in Specified Amount of Insurance Coverage

You may change the current specified amount (or "face amount") of insurance coverage by Written Notice on a form provided by us, and subject to our approval. A change could have federal tax consequences (see this prospectus' TAXES section). Any change will take effect on the Policy Month date on or after the date we receive your Written Notice.

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INCREASE in Coverage Rules

▪	No increase is allowed in the first Policy Year.
▪	The Insured's age nearest birthday must be 90 or younger.
▪	A new application, evidence of insurability, and additional premium for the amount of the increase may be required.
▪	Minimum amount of an increase in specified amount of insurance coverage is $25,000.
▪	Cost of insurance charges for the increase will be based upon the Insured's attained age and underwriting class at the time of the increase.
▪	Surrender Charges become applicable to the amount of the increase, measured from the date of the increase. See this prospectus' CHARGES section.
▪	Ongoing additional premium may be required to maintain your Policy's Guaranteed Death Benefit Premium requirements. (See this prospectus' LAPSE AND REINSTATEMENT section.)
▪	An additional Administrative Charge Per $1,000 of Increase in Specified Amount will be added. See this prospectus' CHARGES section.
▪	Additional premium may be required if Policy value at the time of the increase, minus outstanding Policy debt, is less than an amount equal to 12 times what the current monthly deductions from Policy value will be reflecting the increase in specified amount of insurance coverage.

DECREASE in Coverage Rules

▪	No decrease is allowed in the first Policy Year nor during the first 12 Policy Months following an increase in specified amount of insurance coverage except for a decrease which is the result of a partial withdrawal.
▪	The specified amount of coverage after the decrease must be at least:
▪	for Insureds in the preferred rate class: $100,000.
▪	for Insureds in all other rate classes: $50,000 in the 2nd and 3rd Policy Year, and $35,000 in the 4th and subsequent Policy Years.
▪	We may limit any requested decrease to the amount necessary to keep the Policy in compliance with maximum premium limits under federal tax law.
▪	For purposes of determining the new Cost of Insurance charge, the decrease will reduce the specified amount of insurance coverage by first reducing the specified amount provided by the most recent increase, then the next most recent increase successively, and finally the Policy's initial specified amount of insurance coverage.
▪	A decrease will not lower the Guaranteed Death Benefit Premium in effect at the time of the decrease.

Guaranteed Death Benefit

We guarantee the Policy will not lapse during its first five Policy Years so long as the Minimum Premium, less partial withdrawals and outstanding loan and loan interest, is paid, even if the Cash Surrender Value is not enough to pay Policy charges due. This feature may be modified or not available in all states.

If the optional Guaranteed Death Benefit is elected, we further guarantee the Policy will not lapse during the Guaranteed Death Benefit Period (stated in your Policy's Schedule page; this period varies depending upon your age at Policy issue), even if the Cash Surrender Value is not enough to pay Policy charges due but unpaid, if you meet the Guaranteed Death Benefit Premium requirements and the rules.

For Policies issued prior to May 1, 2007, if the optional Lifetime Guaranteed Death Benefit ("LGDB") rider is elected, we further guarantee the Policy will not lapse while the LGDB rider is in effect even if the Cash Surrender Value is not enough to pay Policy charges due but unpaid, if you meet the LGDB Premium requirements and the rules. The charge for this rider is a level charge based on the issue age of the Insured. If the LGDB rider terminates for any reason, the monthly rider charge is discontinued. LGDB and Legacy Asset Riders are not offered for Policies issued on or after May 1, 2007, although the Guaranteed Death Benefit Rider remains available.

NO MATURITY DATE

This Policy does not have a maturity date. However, some States do not allow us to collect cost of insurance charges after the Insured attains age 100. In those States, your Policy's specified amount is reduced to $1,000 upon your attained age 100.

PAYMENT OF POLICY PROCEEDS

A primary function of a life insurance policy is to provide payment options for payment of Policy proceeds in a way that best benefits the payee. Policy proceeds are payable upon the Insured's death, a full surrender or partial withdrawal of Policy value, or upon any other benefit where certain proceeds are payable. You may elect to have Policy proceeds paid under one of several payment options or as a lump sum. If another option is not chosen within 60 days of the date we receive satisfactory proof of the Insured's death, we will make payment in a lump sum to the Beneficiary.

Rules for Payment of Policy Proceeds

▪	You, or your Beneficiary after your death if you are the Insured, may elect a payment option by completing an election form that can be requested from us at any time.
▪	Payees must be individuals who receive payments in their own behalf unless otherwise agreed to by us.
▪	An association, corporation, partnership or fiduciary can only receive a lump sum payment or a payment under a fixed period payment option (Option C).
▪	Any payment option chosen will be effective when we acknowledge it.
▪	We may require proof of your age or survival or the age or survival of the payee.
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▪	We reserve the right to pay the proceeds in one lump sum when the amount is less than $5,000, or when the payment option chosen would result in periodic payments of less than $100. If any payment would be or becomes less than $100, we also have the right to change the frequency of payments to an interval that will result in payments of at least $100. In no event will we make payments under a payment option less frequently than annually.
▪	No payee may commute, encumber or alienate any proceeds under this Policy before they are due. No proceeds are subject to attachment for any debt or obligation of any payee.
▪	When the last payee dies, we will pay to the estate of that payee any amount on deposit, or the then present value of any remaining guaranteed payments under a fixed payment option.

Payments under the payment options are fixed payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. Proceeds to fund payments are transferred to our General Account and are no longer a part of the Separate Account. We have sole discretion whether or not to pay a higher interest rate for payment options A, B, C, D or E (see below). Current single premium immediate annuity rates for options D or E are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the date payment of Policy proceeds is to begin, and does not change.

Selecting a Payment Option

Once fixed payments under a payment option begin, they cannot be changed. (We may allow the Beneficiary to transfer amounts applied under options A to C to options D to F after the date payment of Policy proceeds begins. However, we reserve the right to discontinue this practice.)

The longer the guaranteed or projected payment option period, the lower the amount of each payment.

Note: If you elect payment options D or E and select a non-guaranteed period, it is possible that only one annuity payment would be made under the payment option if the person whose life the payment is based upon (the "measuring life") dies before the due date of the second payment, only two payments would be made if the "measuring life" died before the due date of the third payment, etc.

The payment options for receiving Policy proceeds are:

A.	Interest Payment. We will pay interest each month at a rate determined by us on the amount retained.

B.	Payments for a Fixed Amount. Proceeds are paid in equal monthly installments until proceeds, with interest, have been fully paid. The total annual payment must be at least 5% of the amount retained.

C.	Payments for a Fixed Period. Proceeds are paid in equal monthly installments for the specified period chosen not to exceed 20 years. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.
D.	Lifetime Income. Proceeds are paid as equal monthly installments based on the life of a named person, and continue for the lifetime of that person. Variations provide for guaranteed payments for a period of time or a lump sum refund.

E.	Joint and Last Survivor Lifetime Income. Proceeds are paid as equal monthly installments during the joint lives of two individuals and until the last of them dies. Variations provide for a reduced amount of payment during the lifetime of the surviving person.
F.	Lump Sum. Proceeds are paid in one sum.

In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the Beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all Beneficiary accounts in place at any given time. We will send the Beneficiary a checkbook within 7 days after we receive all the required documents, and the Beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the General Account.

MISSTATEMENT OF AGE OR SEX

If the age or sex of the Insured or any person insured by a Policy rider has been misstated on the application, the Policy death benefit and any additional benefits provided will be those which would be purchased by the most recent deduction for cost of insurance charge and the cost of such additional benefits at the Insured person's correct age or sex.

SUICIDE

We will pay the greater of the premiums received or Policy value, less any partial withdrawals and indebtedness, if the Insured, while sane or insane, commits suicide within two years (one year in Colorado and North Dakota) after the date the Policy was issued (and in Missouri, the Insured intended suicide at the time coverage was applied for). We will pay the greater of the monthly deductions for an increase in specified amount of insurance coverage or Policy value attributable to such an increase if the Insured, while sane or insane, commits suicide within two years (one year in Colorado and North Dakota) after the effective date of any increase (and in Missouri, the Insured intended suicide at the time the increase was applied for). Optional feature riders to the Policy may have separate suicide provisions.

INCONTESTABILITY

We will not contest the validity of the Policy after it has been in force during the Insured's lifetime for two years from the date the Policy was issued or for two years from the date of any reinstatement. We will not contest the validity of an increase in the specified amount of insurance coverage after the Policy has been in force during the Insured's lifetime for

Overture Ovation!	23

two years from the effective date of any increase. Any contest of an increase in the specified amount of insurance coverage will be based on the application for that increase. Optional benefit riders to the Policy may have separate incontestability provisions.

UNCLAIMED DEATH BENEFIT PROCEEDS

Every state has unclaimed property laws that generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the date any death benefit is due and payable. For example, if the payment of a death benefit has been triggered, and after a thorough search, we are still unable to locate the Beneficiary of the death benefit, the death benefit will be paid to the abandoned property investment division or unclaimed property office of the state in which the Beneficiary or the Policy Owner last resided, as shown on our books and records. (“Escheatment” is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation and within certain mandated periods. To prevent your Policy’s death benefit from being paid to the state’s abandoned or unclaimed property office, it is important that you update your Beneficiary designation—including complete names and complete address—if and as they change.

other benefits under the policy

The following chart provides only a very brief overview of additional benefits available to be added to your Policy by rider. Some of these features are only available at the time the Policy is issued, and may not be added later. For more information, contact your registered representative or us. Certain riders may not be available in all States. The cost for each rider, if any, is explained in the FEE TABLE section.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Guaranteed Death Benefit Rider	Extend the Guaranteed Death Benefit period available in the base Policy. No extra cost.	Standard	See below for additional information.
Asset Protection Rider and Asset Protection Plus Rider	These Riders protect against investment loss by guaranteeing a minimum accumulation benefit at the end of the rider’s 10-year term.	Optional	See below for additional information.
Paid-Up Life Insurance Benefit Endorsement	This endorsement protects your Policy from lapsing under certain conditions when your outstanding Policy debt is large relative to your Policy value and specified amount.	Optional	See below for additional information.
Waiver of Monthly Deductions on Disability Rider	During period of the Insured's total disability, as defined in the Rider, certain Policy charges and charges for any Policy riders will be waived.	Optional	Available for ages 15-55. Not available with Disability Benefit Rider.
Disability Benefit Rider	During periods of the Insured's total disability, as defined in the Rider, we will pay benefits to the Policy Owner by paying some or all of the Policy premiums, and by waiving the Cost of Insurance Charge for this Rider.	Optional	Available for ages 15-55. Not available with Waiver of Monthly Deductions on Disability Benefit Rider.
Children's Protection Rider	This Rider provides term life insurance protection, as defined in the Rider, for the Insured's children.	Optional	Available for Basic Insured ages 18-55. Eligible children include those at least 15 days old and no more than 17 years old.
Guaranteed Insurability Rider	Guarantees that insurance coverage may be added at various option dates without evidence of insurability. This benefit may be exercised on the option dates even if the Insured is disabled.	Optional	Available for issue ages 0 to 37 and is available at issue only. Available on standard lives only.
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Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Term Coverage Rider	This Rider provides term insurance upon the Insured's life in addition to the specified amount of insurance coverage under the Policy.	Optional	Available for issue ages 15-80. The rider is available only on the based Insured.
Term Rider for Covered Insured	Provides term insurance upon an individual other than the Insured.	Optional	Available for covered Insured ages 20-70, age nearest birthday.
Terminal Illness Rider	Provides for the ability to accelerate the death benefit to be a living benefit to withdraw value from the Policy, as defined in the Rider, in the event of diagnosis of a terminal illness. No extra cost.	Standard	The total value available as a benefit is an amount less than the total death benefit payable under the Policy.

Guaranteed Death Benefit

We guarantee the Policy will not lapse during its first five Policy Years so long as the Minimum Premium, less partial withdrawals and outstanding loan and loan interest, is paid, even if the Cash Surrender Value is not enough to pay Policy charges due. This feature may be modified or not available in all states.

If the optional Guaranteed Death Benefit is elected, we further guarantee the Policy will not lapse during the Guaranteed Death Benefit Period (stated in your Policy's Schedule page; this period varies depending upon your age at Policy issue), even if the Cash Surrender Value is not enough to pay Policy charges due but unpaid, if you meet the Guaranteed Death Benefit Premium requirements and the rules.

For Policies issued prior to May 1, 2007, if the optional Lifetime Guaranteed Death Benefit ("LGDB") rider is elected, we further guarantee the Policy will not lapse while the LGDB rider is in effect even if the Cash Surrender Value is not enough to pay Policy charges due but unpaid, if you meet the LGDB Premium requirements and the rules. The charge for this rider is a level charge based on the issue age of the Insured. If the LGDB rider terminates for any reason, the monthly rider charge is discontinued. LGDB and Legacy Asset Riders are not offered for Policies issued on or after May 1, 2007, although the Guaranteed Death Benefit Rider remains available.

Guaranteed Death Benefit Rules (and LGDB Rules if Rider is in Effect)

▪	Your election must be made at issue of the Policy; and
▪	Increases in specified amount of insurance will be reflected in the Guaranteed Death Benefit Premium or LGDB Premium from the effective date of the change;
▪	Decreases in specified amount of insurance will not change the required Guaranteed Death Benefit Premium which will remain as it was before the decrease. If the required Rider premium together with the decrease in specified amount of insurance causes the total premium to exceed Internal Revenue Code requirements for the Policy to qualify as life insurance, we reserve the right to force the Rider to be cancelled for your Policy.
▪	If the Policy does lapse, the Guaranteed Death Benefit or LGDB ends and is not reinstated even if the underlying Policy is reinstated after a grace period;
▪	For the Guaranteed Death Benefit or LGDB Rider to remain in effect, Policy premiums paid to date, minus partial withdrawals since the Policy Date, and minus outstanding Policy loans and loan interest charged, must meet or exceed the cumulative Guaranteed Death Benefit Premium or cumulative LGDB Premium required to date.

Asset Protection Rider and Asset Protection Plus Rider (Optional)

An Asset Protection Rider can be purchased to protect against investment loss by guaranteeing a minimum accumulation benefit at the end of the rider’s 10-year term. On the rider maturity date, the rider benefit is equal to the guarantee balance minus Policy value. If Policy value on the rider maturity date exceeds the guarantee balance, there is no rider benefit. Any rider benefit is added to Policy value on the rider maturity date. The benefit will be credited on a pro-rata basis to the Policy’s selected investment options then in effect. There is no rider benefit if the Insured dies prior to the rider’s maturity date. The rider must remain in force for at least five years once it is purchased or renewed. This five-year period is referred to as the minimum in-force period. At the end of the minimum in-force period, you have the option to reset your guarantee balance to the then current Policy value and start a new 10-year period. The rider can be renewed until age 80. This benefit does not protect against Policy lapse. If the Insured is younger than age 80 on the rider maturity date, this rider automatically renews unless the Owner chooses to terminate the rider coverage.

An Asset Protection Plus Rider can be purchased that provides similar benefits as the Asset Protection Rider, described above, except that the Rider benefit on the Rider maturity date is equal to the greater of (1) the guarantee balance minus the Policy value, and (2) the sum of the Rider’s charges since the rider issue date, unless a rider benefit has been previously paid in which case the amount in (2) is the sum of rider charges since the most recent rider benefit payment. The Asset Protection Plus Rider also guarantees to add rider charges to the Policy’s death benefit upon the Insured’s death while the rider is in-force. The amount added will be rider charges since the rider issue date, unless a rider benefit has been previously paid in which case the amount added will be rider charges since that later date.

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"Guarantee balance" is equal to Policy value on the date the rider is issued, reset, or renewed, adjusted as follows:

1.	increased by additional net premiums paid;

Net premium is premium paid minus any charges deducted directly from premium, subject to the following restriction. We reserve the right to limit the amount of net premium that can be added to the guarantee balance after the end of the minimum in-force period and before the rider maturity date.

2.	decreased by Policy charges; and

Policy charges include monthly cost of insurance, administrative expenses, and riders (except this rider).

3.	decreased by an adjustment made for partial withdrawals.

Partial withdrawals cause the guarantee balance to be decreased in the same proportion as the withdrawal reduces the Policy value. For example, if the withdrawal is 10% of the Policy value before the withdrawal, the guarantee balance after the withdrawal will be 90% of the guarantee balance immediately prior to the withdrawal.

PAID-UP LIFE INSURANCE BENEFIT ENDORSEMENT

The benefit provided by this endorsement will keep your Policy from lapsing when you have a large outstanding Policy debt. When the conditions specified below are met, you may elect this benefit, which will provide paid-up life insurance. Once you have elected this benefit, your Policy will not lapse.

You may elect this benefit only if the following requirements are met:

▪	the Insured is age 75 or older; and,
▪	the Policy is in its 11th Policy Year or later; and,
▪	the outstanding Policy debt is more than 92.5%, but less than 96% of the Policy value. If the outstanding Policy debt is greater than 96% of your Policy value, you can repay Policy debt to bring the balance within the range of 92.5% and 96% of your Policy value; and
▪	the outstanding Policy debt is more than the specified amount.

Electing this benefit will change your Policy as follows:

▪	We will deduct 3.5% of the Policy value on the date you elect this benefit.
▪	After we take the 3.5% deduction, we will set the specified amount to 105% of the remaining Policy value. No further changes in the specified amount will be allowed.
▪	We will set the death benefit option to Option A as described in this Death Benefit section. No further changes in the death benefit option will be allowed. The death benefit at any time after you elect the benefit will equal the greatest of:
(1)	the specified amount;
(2)	the Policy value multiplied by the corridor percentage as shown in your Policy;
(3)	the outstanding Policy debt multiplied by the corridor percentage as shown in your Policy.
▪	The death benefit proceeds will equal the death benefit on the Insured’s date of death minus any outstanding Policy debt.
▪	Any riders attached to the Policy will terminate, and any charges or fees associated with the riders will cease.
▪	We will not accept any additional premiums.
▪	You may not take additional partial withdrawals and loans, except for automatic loans to cover loan interest not paid when due.
o	We will stop taking monthly deductions.
o	All amounts not allocated to the Loan Account must be allocated to the Fixed Account.

Electing the benefit provided by this endorsement may have adverse tax consequences. The Internal Revenue Service has not ruled on the use of this endorsement. We strongly urge you to consult legal counsel and your personal tax adviser before electing this benefit.

surrenders and withdrawals

FULL SURRENDER

While the Insured is alive, you may terminate the Policy for its Cash Surrender Value. Following a full surrender, all your rights in the Policy end, and the Policy may not be reinstated.

Full Surrender Rules

▪	We will accept a full surrender request signed by you on our form of Written Notice by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.
▪	The applicable Surrender Charge is described in your Policy and the FEE TABLE section of this prospectus.
▪	We may defer surrender payments from the Fixed Account for up to six months from the date we receive your request.

PARTIAL WITHDRAWAL

While the Insured is alive, you may withdraw part of the Policy value. The amount requested and any partial withdrawal charge will usually be deducted from the Policy value on the date we receive your request if received before 3 p.m. Central Time. Such a reduction will impact the net Policy funding used to determine if the Guaranteed Death Benefit remains in effect.

If Death Benefit Option A is in effect, then the current specified amount of insurance coverage as well as Policy value will be reduced by the amount of any partial withdrawal.

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If Death Benefit Option B is in effect, the Policy value will be reduced by the amount of the partial surrender, but the specified amount of insurance coverage will not change.

Partial Withdrawal Rules

▪	We will accept a partial withdrawal request signed by you on our form of Written Notice by mail or facsimile.
▪	The applicable Partial Withdrawal Charge is described in your Policy and the FEE TABLE section of this prospectus.
▪	The minimum partial withdrawal amount is $500; the maximum is an amount such that remaining Cash Surrender Value is at least $1,000 or an amount sufficient to maintain the Policy in force for the next 12 months, and the specified amount of insurance coverage after the withdrawal must be at least :
•	for Insureds in the preferred rate class: $100,000.
•	for Insureds in all other rate classes: $50,000 in Policy Years 1 to 3, and $35,000 in the 4th and subsequent Policy Years.
▪	A partial withdrawal is irrevocable.
▪	For tax purposes, partial withdrawals are treated as made first from premiums paid and then from earnings, beginning with the most recent premium payment, unless the Policy is a modified endowment contract.
▪	Partial withdrawals will be deducted from your Policy investment options on a pro rata basis, unless you instruct us otherwise. If the value of an investment option after a withdrawal pursuant to your instructions is less than $100, the amounts will be deducted on a pro rata basis.
▪	Partial withdrawals result in cancellation of Accumulation Units from each applicable Subaccount.
▪	We reserve the right to defer withdrawal payments from the Fixed Account for up to six months from the date we receive your request.
▪	Partial withdrawals may change the Minimum Premium and Guaranteed Death Benefit Premium requirements. You may request a new illustration of Policy values from us to demonstrate these changes.
▪	Depending upon the circumstances, a partial withdrawal may have tax consequences.

DELAY OF PAYMENTS OR TRANSFERS

We will usually pay any amounts from the Separate Account requested as a partial withdrawal or cash surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

We may defer payments of a full or partial surrender from the Fixed Account for up to six months from the date we receive your Written Notice requesting the surrender.

For information regarding on your Right To Examine and Free Look, see "Free Look Rights" under the PREMIUMS section and "Free Look Provision" under APPENDIX B: STATE SPECIFIC POLICY SPECIFICATIONS.

loanS

If you ask, your sales representative or we may be able to provide you with illustrations giving examples of how a loan might affect Policy value, Cash Surrender Value and death benefit. Any loan transaction will permanently affect Policy values. Surrender or lapse of a Policy while a loan is outstanding could result in significant tax consequences. See discussion at TAX TREATMENT OF LOANS AND OTHER DISTRIBUTIONS.

Amount You Can Borrow	Loan Interest Rate
Standard Policy Loan. You may borrow not less than $200 and up to an amount equal to the Cash Surrender Value, minus guaranteed monthly deductions from Policy value for the rest of the Policy Year, minus interest on Policy debt including the requested loan to the next Policy Anniversary.	Standard Policy Loan. Current net annual loan interest rate of 2%: we charge a current interest rate with a 5.5% effective annual yield (guaranteed to not exceed 6%), but we also credit an interest rate with an effective annual yield of 3.5% to any amounts in the Loan Account.
Reduced Rate Policy Loan. Available after the 5th Policy Year. Amount eligible is limited to Policy earnings (Policy value exceeding the amount of premiums paid minus any previous partial withdrawals, minus any outstanding Reduced Rate Policy Loan); but, cannot exceed the maximum available loan amount. Any Standard Policy Loan outstanding at the end of the 5th Policy Year will become a Reduced Rate Policy Loan up to the eligible amount from that point forward. Once a loan is categorized as a Reduced Rate Policy Loan, it will continue to be charged the reduced loan rate.	Reduced Rate Policy Loan. Current net annual loan interest rate of 0%: we charge a current interest rate with a 3.5% effective annual yield (guaranteed to not exceed 4%), but we also credit an interest rate with an effective annual yield of 3.5% to any amounts in the Loan Account.

Loan Rules

•	The Policy must be assigned to us as sole security for the loan.
•	We will accept a loan request signed by you on our form of Written Notice by mail or facsimile.
•	We will transfer all loan amounts from the Subaccounts and the Fixed Account to a Loan Account. The amounts will be transferred on a pro rata basis, unless you instruct us otherwise. If the value of an investment option after a transfer pursuant to your instructions is less than $100, the amounts will be transferred on a pro rata basis.

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•	Loan interest is due on each Policy Anniversary. If the interest is not paid when due, we will transfer an amount equal to the unpaid loan interest from only Policy investment options you designate; if that is not possible (due to insufficient value in an investment option you elect) or you have not provided such instructions, we will deduct loan interest on a pro-rata basis from balances in all Subaccounts and the Fixed Account.
•	If Policy debt exceeds Policy value minus the Surrender Charge minus accrued expenses and charges, you must pay the excess or your Policy will lapse.
•	All or part of a loan may be repaid at any time while the Policy is in force. We will deduct the amount of the loan repayment from the Loan Account and allocate that amount among the Subaccounts and the Fixed Account in the same percentages as net premium is allocated on the date of repayment. We will treat any amounts you pay us as a premium unless you specify that it is a loan repayment.
•	The death benefit will be reduced by the amount of any loan outstanding and unpaid loan interest on the date of the Insured's death.
•	We may defer making a loan for up to six months unless the loan is to pay premiums to us.

A Policy loan, whether or not repaid, will affect the Cash Surrender Value of your Policy over time. We will transfer all loan amounts from the Subaccounts and the Fixed Account to a Loan Account. The Loan Account does not participate in the investment experience of the investment options or receive any higher current interest rate credited to the Fixed Account.

lapse and reinstatement

Guaranteed AGAINST LAPSE – FIRST FIVE POLICY YEARS

We guarantee the Policy will not lapse during its first five Policy Years so long as the Minimum Premium, less partial withdrawals and outstanding loan and loan interest, is paid, even if the Cash Surrender Value is not enough to pay Policy charges due. This feature may be modified or not available in all states.

If the optional Guaranteed Death Benefit is elected, we further guarantee the Policy will not lapse during the Guaranteed Death Benefit Period. See OPTIONAL BENEFITS UNDER THE POLICY.

LAPSE AND GRACE PERIOD

Lapse

Because Policy value can fluctuate depending upon the performance of your selected variable investment options, your Policy can lapse, even if you pay all Planned Periodic Premiums on time.

Lapse of the Policy may result in adverse tax consequences.

See discussion at TAX TREATMENT OF LOANS AND OTHER DISTRIBUTIONS.

This Policy will lapse with no value when the Policy's cash surrender value is not enough to cover any due but unpaid charges. However, this Policy will not lapse for a guaranteed period if the Guaranteed Death Benefit is in effect. This Policy also will not lapse during a grace period as long as sufficient premium is paid by the end of the grace period to prevent lapse.

Grace Period

If your Policy lapses, we allow you a 61-day grace period to make a premium payment in order to continue the Policy. The grace period begins on the date we mail a notice of the premium necessary to keep this Policy in force. We will mail this notice to you at your current address on record with us and to any assignee on record. Insurance coverage continues during the grace period, but the Policy has no value for purposes of Policy loans, surrenders or transfers. If sufficient premium is not paid by the end of the grace period, the Policy will terminate without value as of the first day of the grace period. If the last Insured dies during the grace period, we will deduct outstanding Policy debt and Policy charges due but not paid from the death benefit proceeds payable.

REINSTATEMENT

If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within three years of the date of lapse. To reinstate, we must receive:

▪	Written application signed by you and the Insureds;
▪	Evidence of the Insured's insurability satisfactory to us, and the insurability of any Insured covered under an optional benefit rider;
▪	Premium at least equal to the greater of:
o	An amount sufficient to bring the Cash Surrender Value after the first Monthly Deduction to an amount greater than zero; or
o	Three times the current Policy Month's monthly deductions.
▪	Repayment of any outstanding Policy debt.

The effective date of reinstatement will be the Policy Month date on or next following the date the reinstatement is approved.

The specified amount of the reinstated Policy may not exceed the specified amount at the time of lapse. The Policy value on the effective date of reinstatement will equal the Policy value as of the date of lapse. The surrender charge at reinstatement, if any, will be based on the current Policy Year as if the Policy had never terminated.

The Policy cannot be reinstated once it has been fully surrendered.

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TAXES

The following is only general information about federal tax law and is not intended as tax advice to any individual. Tax laws affecting the Policy are complex, may change and are affected by your facts and circumstances. We cannot guarantee the tax treatment of the Policy or any transaction involving the Policy. You should consult your own tax adviser as to how these general rules and any applicable taxes will apply to you if you purchase a Policy.

LIFE INSURANCE QUALIFICATION; TAX TREATMENT OF DEATH BENEFIT

The Internal Revenue Code, as amended (the "Code") defines a life insurance contract for federal income tax purposes. This definition can be met if an insurance contract satisfies either one of two tests set forth in that section. The Code and related regulations do not directly address the manner in which these tests should be applied to certain features of the Policy. Thus, there is some uncertainty about how those tests apply to the Policy.

Nevertheless, we believe the Policy qualifies as a life insurance contract for federal tax purposes, so that:

▪	you should not be considered in constructive receipt of the Cash Surrender Value, including any increases in Cash Surrender Value, unless and until it is distributed from the Policy and
▪	the death benefit generally should be fully excludable from the Beneficiary's gross income; however, special rules apply to employer owned life insurance or if the Policy is transferred for value, particularly in a reportable policy sale. The death benefit of the life insurance owned by an employer is taxable unless the Insured is a certain class of employee and has been given notice and has consented to coverage on his life. Specific statutory requirements must be satisfied for the death benefit of employer owned life insurance to be excluded from taxable income.

We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

Modified Endowment Contracts. The Code establishes a class of life insurance contracts designated as modified endowment contracts. Distributions from a modified endowment contract are taxed under different rules, most notably distributions are treated as from income first (to the extent of any gain in the contract) then from cost basis. There are other differences related to modified endowment contracts, such as loans being treated as a distribution (see Tax Treatment of Loans and Other Distributions below). The Code rules governing whether a Policy will be treated as a modified endowment contract are extremely complex. In general, a Policy is a modified endowment contract if the accumulated premium payments made at any time during the first seven Policy Years exceed the sum of the net level premium payments which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a modified endowment contract because of a material change. The determination of whether a Policy is a modified endowment contract after a material change generally depends upon the relationship of the Policy's death benefit and Policy value at the time of such change and the additional premium payments made in the seven years following the material change. A Policy may also become a modified endowment contract if the death benefit is reduced.

This Policy's flexibility and how you tailor it to meet your needs could cause it to be a modified endowment contract. We recommend you consult with a tax adviser to determine if desired Policy transactions may cause such treatment. When a premium payment is credited which we believe causes the Policy to become a modified endowment contract, we will notify you and offer you the opportunity to request a refund of that premium in order to avoid such treatment. You have 30 days after receiving such a notice to request the refund.

A Policy issued in exchange for a modified endowment contract is also treated as a modified endowment contract. However, we believe that a Policy issued in exchange for a life insurance Policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the Policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. You may, of course, choose to not make additional payments in order to prevent a Policy from being treated as a modified endowment contract.

SPECIAL CONSIDERATIONS FOR CORPORATIONS AND EMPLOYERS

Premium paid by a business for a life insurance Policy is not deductible as a business expense or otherwise if the business is directly or indirectly a Beneficiary of the Policy. For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from the Policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the Policy's Cash Surrender Value are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes. In 2006, Congress adopted new rules relating to Employer Owned Life Insurance. Any employer contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax advisor regarding the Employee Notice and Consent requirements to avoid the income taxation of the life insurance death benefits.

TAX TREATMENT OF LOANS AND OTHER DISTRIBUTIONS

Upon a surrender or lapse of the Policy, if the amount received plus any outstanding Policy debt exceeds the total cost basis in the Policy, the excess will generally be treated as ordinary income subject to tax, regardless of whether a Policy is or is not a modified endowment contract. However, the tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a modified endowment contract.

Overture Ovation!	29

"Cost Basis in the Policy" means: ▪ the total of any premium payments or other consideration paid for the Policy, minus ▪ any withdrawals previously recovered that were not taxable.

Distributions from Policies Classified as Modified Endowment Contracts are subject to the following tax rules:

▪	All distributions, including surrenders and partial withdrawals, are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy value immediately before the distribution over the cost basis in the Policy at such time.
▪	Loans from or secured by the Policy are treated as distributions and taxed accordingly. If you do not repay loan interest, the loan interest itself is treated as a distribution.
▪	A 10% additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, the Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59½, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's Beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts are generally treated as first recovering the cost basis in the Policy and then, only after the return of all such cost basis in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Code's definition of life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy).

Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. However, it is possible that reduced rate loans could be treated as distributions rather than loans.

Distributions (including upon surrender and partial withdrawals) and loans from, or secured by, a Policy that is not a modified endowment contract are not subject to the 10% additional income tax rule. If a Policy is not now but later becomes a modified endowment contract, then any distributions made from the Policy within two years prior to the change will become taxable pursuant to modified endowment contract rules.

OTHER POLICY OWNER TAX MATTERS

Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, a partial or full surrender, a lapse, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer and other tax consequences of ownership or receipt of distributions from a Policy depend on the circumstances of each Owner or Beneficiary.

Interest paid on Policy loans generally is not tax deductible.

Aggregation of modified endowment contracts. Pre-death distributions (including a loan, partial surrender, collateral assignment or full surrender) from a Policy that is treated as a modified endowment contract may require a special aggregation to determine the amount of income recognized on the Policy. If we or any of our affiliates issue more than one modified endowment contract to the same Policy Owner within any 12-month period, then for purposes of measuring the income on the Policy with respect to a distribution from any of those Policies, the income for all those Policies will be aggregated and attributed to that distribution.

Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon your or the Beneficiary's individual circumstance.

Diversification requirements. Investments of the Separate Account must be "adequately diversified" for the Policy to qualify as a life insurance contract under the Code. Any failure to comply with diversification requirements could subject you to immediate taxation on the incremental increases in Policy value plus the cost of insurance protection for the year. However, we believe the Policy complies fully with such requirements.

Owner control. The Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which your control of the investments of the Separate Account may cause you, rather than us, to be treated as the owner of the assets in the Separate Account. To date, no such regulations or guidance has been issued. If you are considered the Owner of the assets of the Separate Account, income and gains from the Separate Account would be included in your gross income.

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that owners were not owners of separate account assets. For example, you have additional flexibility in allocating Policy premium and Policy values. These differences could result in you being treated as the owner of a pro rata share of the assets of the Separate Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury may issue. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of the assets of the Separate Account.

Paid-Up Life Insurance Benefit Endorsement. Electing this benefit may have adverse tax consequences. The Internal Revenue Service has not ruled on the use of this endorsement. We strongly urge you to consult legal counsel and your personal tax adviser before electing this benefit.

Tax-advantaged arrangements. The Policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary

Overture Ovation!	30

depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement and the suitability of this Policy for the arrangement.

LEGAL PROCEEDINGS

We and our subsidiaries, like other life insurance companies, are subject to regulatory and legal proceedings in the ordinary course of our business. Certain of the proceedings we are involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Separate Account, our ability to meet our obligations under the Policies, or AIC's ability to perform its obligations. Nonetheless, given the large or indeterminate amounts sought in certain of these matters, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could from time to time have a material adverse effect on any or all of the above.

financial statements

Our financial statements are included in a Statement of Additional Information ("SAI"). For information on how to obtain copies of these financial statements, at no charge, see the STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT provision on the last page of this prospectus.

DISTRIBUTION OF THE POLICY

Our underwriter and affiliate, Ameritas Investment Company, LLC enters into contracts with its own representatives to sell Policies and with various unaffiliated broker-dealers ("Distributors") to also distribute Policies through their own representatives. Total commission paid for the Policies and other information about distribution compensation can be found in this Policy’s Statement of Additional Information ("SAI"). Instructions to obtain an SAI are on the last page of this prospectus. It is also fair for you to ask a representative about the commission they earn for the sale of a Policy. Information about compensation we pay helps you determine whether a representative may have an incentive to recommend our product over another. In addition to regularly scheduled commission, which is indirectly paid for by certain Policy charges, distribution compensation can include periodic cash incentives paid based upon sales goals. We may enter into special compensation or reimbursement arrangements with certain broker-dealers for, among other things, training of sales personnel, marketing or other services they provide to us or our affiliates. We may also pay other distribution expenses, marketing support allowances, conference sponsorship fees and production incentive bonuses. The list of broker-dealers to whom we pay conference sponsorship fees (typically ranging from $10,000 to $25,000) and marketing support allowances may change from time to time. In calendar year 2020 we paid no conference sponsorship fees. Any additional compensation is paid out of our own assets and will not result in any additional direct charge to you.

Overture Ovation!	31

appendix A: Portfolio companies available under the POLICY

The following is a list of portfolio companies available under the Policy. More information about the portfolio companies is available in the prospectuses for the portfolio companies, which may be amended from time to time and can be found online at https://www.ameritas.com/investments/fund-prospectuses. You can also request this information at no cost by calling 800-745-1112 or by sending an email request to ALICTD@ameritas.com.

The current expenses and performance information below reflects fees and expenses of the portfolios, but do not reflect the other fees and expenses that the Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each portfolio's past performance is not necessarily an indication of future performance.

Type/Investment Objective	FUND NAME Advisor Portfolio Name – Subadviser(s)	Current Expenses*		Average Annual Total Returns As of 12/31/20
				1 year	5 year	10 year
	THE ALGER PORTFOLIOS Fred Alger Management, LLC
Current income and long-term capital appreciation.	Alger Balanced Portfolio, Class I-2	1.10%		[ ]%	[ ]%	[ ]%
	AMERICAN CENTURY INVESTMENTS American Century Investment Management, Inc.
Capital growth; income is secondary.	American Century VP Disciplined Core Value Fund, Class I	0.70%		[ ]%	[ ]%	[ ]%
Long-term capital growth; income is secondary.	American Century VP Mid Cap Value Fund, Class I	0.87%		[ ]%	[ ]%	[ ]%
	BNY MELLON INVESTMENT PORTFOLIOS BNY Mellon Investment Adviser, Inc.			[ ]%	[ ]%	[ ]%
Seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400®Index (S&P 400 Index).	BNY Mellon MidCap Stock Portfolio, Service Shares	1.11%		[ ]%	[ ]%	[ ]%
	CALVERT VARIABLE PRODUCTS, INC. Calvert Research and Management
Index: MSCI EAFE Index.	Calvert VP EAFE International Index Portfolio, Class I	0.48%	*	[ ]%	[ ]%	[ ]%
Index: Bloomberg Barclays U.S. Aggregate Bond Index.	Calvert VP Investment Grade Bond Index Portfolio, Class I – Ameritas Investment Partners, Inc. ("AIP")[1]	0.32%	*	[ ]%	[ ]%	[ ]%
Index: NASDAQ 100 Index.	Calvert VP Nasdaq 100 Index Portfolio, Class I – AIP[1]	0.48%		[ ]%	[ ]%	[ ]%
Index: Russell 2000 Index.	Calvert VP Russell 2000 Small Cap Index Portfolio, Class I – AIP[1]	0.39%		[ ]%	[ ]%	[ ]%
Index: S&P 500 Index.	Calvert VP S&P 500 Index Portfolio [2] – AIP[1]	0.28%		[ ]%	[ ]%	[ ]%
Index: S&P MidCap 400 Index.	Calvert VP S&P MidCap 400 Index Portfolio [2], Class I – AIP[1]	0.33%		[ ]%	[ ]%	[ ]%
Income and growth.	Calvert VP Volatility Managed Moderate Growth Portfolio, Class F – AIP[1]	0.90%		[ ]%	[ ]%	[ ]%
Current income.	Calvert VP Volatility Managed Moderate Portfolio, Class F – AIP[1]	0.90%		[ ]%	[ ]%	[ ]%
	CALVERT VARIABLE SERIES, INC. Calvert Research and Management
Total return.	Calvert VP SRI Balanced Portfolio, Class I	0.62%	*	[ ]%	[ ]%	[ ]%
Long-term capital appreciation.	Calvert VP SRI Mid Cap Portfolio [3]	0.99%		[ ]%	[ ]%	[ ]%
	DWS VARIABLE SERIES II DWS Investment Management Americas, Inc.
Long-term capital growth.	DWS International Growth VIP, Class A	0.87%		[ ]%	[ ]%	[ ]%
Long-term capital appreciation.	DWS Small Mid Cap Value VIP, Class A	0.82%		[ ]%	[ ]%	[ ]%
	Fidelity® VARIABLE INSURANCE PRODUCTS [4] Fidelity Management & Research Company LLC
Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity® VIP Asset Manager Portfolio, Initial Class - Other investment advisers serve as sub-advisers for the fund.	0.62%		[ ]%	[ ]%	[ ]%
Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.	Fidelity® VIP Asset Manager: Growth Portfolio, Initial Class - Other investment advisers serve as sub-advisers for the fund.	0.71%		[ ]%	[ ]%	[ ]%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio, Initial Class - Other investment advisers serve as sub-advisers for the fund.	0.61%		[ ]%	[ ]%	[ ]%
Overture Ovation!	32

Type/Investment Objective	FUND NAME Advisor Portfolio Name – Subadviser(s)	Current Expenses*	Average Annual Total Returns As of 12/31/20
			1 year	5 year	10 year
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM, Initial Class - Other investment advisers serve as sub-advisers for the fund.	0.53%	[ ]%	[ ]%	[ ]%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio, Initial Class - Other investment advisers serve as sub-advisers for the fund.	0.26%	[ ]%	[ ]%	[ ]%
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio, Initial Class - Other investment advisers serve as sub-advisers for the fund.	0.63%	[ ]%	[ ]%	[ ]%
Seeks a high level of current income, while also considering growth of capital.	Fidelity® VIP High Income Portfolio, Initial Class - Other investment advisers serve as sub-advisers for the fund.	0.67%	[ ]%	[ ]%	[ ]%
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio, Initial Class - Other investment advisers serve as sub-advisers for the fund.	0.40%	[ ]%	[ ]%	[ ]%
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio, Initial Class - Other investment advisers serve as sub-advisers for the fund.	0.62%	[ ]%	[ ]%	[ ]%
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio, Initial Class - Other investment advisers serve as sub-advisers for the fund and FMR Investment Management (UK) Limited (FMR UK).	0.79%	[ ]%	[ ]%	[ ]%
	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST Franklin Advisers, Inc.
Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund, Class 2	0.71%	[ ]%	[ ]%	[ ]%
Seeks high current income, consistent with preservation of capital, with capital appreciation as secondary.	Templeton Global Bond VIP Fund, Class 2	0.76%	[ ]%	[ ]%	[ ]%
	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) Invesco Advisers, Inc.
Seeks total return.	Invesco V.I. Discovery Mid Cap Growth Fund, Series I (Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, Series I prior to April 30, 2021)	0.80%	[ ]%	[ ]%	[ ]%
Provide reasonable current income and long-term growth of income and capital.	Invesco V.I. Global Core Equity Fund, Series I – Invesco Canada Ltd.	1.01%	[ ]%	[ ]%	[ ]%
Total return through growth of capital and current income.	Invesco V.I. Global Real Estate Fund, Series I – Invesco Asset Management Limited	1.04%	[ ]%	[ ]%	[ ]%
Long-term growth of capital.	Invesco V.I. International Growth Fund, Series I	0.90%	[ ]%	[ ]%	[ ]%
	IVY VARIABLE INSURANCE PORTFOLIOS Ivy Investment Management Company
To seek to provide total return through a combination of capital appreciation and current income.	Ivy VIP Balanced, Class II	1.01%	[ ]%	[ ]%	[ ]%
	MFS® VARIABLE INSURANCE TRUST Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® New Discovery Series, Initial Class	0.94%	[ ]%	[ ]%	[ ]%
Seeks total return.	MFS® Total Return Series, Initial Class	0.61%	[ ]%	[ ]%	[ ]%
Seeks total return.	MFS® Utilities Series, Initial Class	0.79%	[ ]%	[ ]%	[ ]%
	MFS® VARIABLE INSURANCE TRUST II Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® Research International Portfolio, Initial Class	0.96%	[ ]%	[ ]%	[ ]%
Seeks total return with an emphasis on high current income, but also considering capital appreciation.	MFS® Income Portfolio, Initial Class (Name change effective 9/1/20)	0.76%	[ ]%	[ ]%	[ ]%
	MORGAN STANLEY VARIABLE INSURANCE FUND, INC. Morgan Stanley Investment Management Inc.
Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I – Morgan Stanley Investment Management Company	1.25%	[ ]%	[ ]%	[ ]%
Total return.	Morgan Stanley VIF Global Strategist Portfolio, Class I – Morgan Stanley Investment Management Limited	0.90%	[ ]%	[ ]%	[ ]%
Overture Ovation!	33

Type/Investment Objective	FUND NAME Advisor Portfolio Name – Subadviser(s)	Current Expenses*	Average Annual Total Returns As of 12/31/20
			1 year	5 year	10 year
Above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.	Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	0.82%	[ ]%	[ ]%	[ ]%
	ALPS VARIABLE INSURANCE TRUST ALPS Advisors, Inc.
Capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio, Class II – Morningstar Investment Management LLC ("Morningstar")	0.88%	[ ]%	[ ]%	[ ]%
Capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio, Class II – Morningstar	0.89%	[ ]%	[ ]%	[ ]%
Current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio, Class II – Morningstar	0.88%	[ ]%	[ ]%	[ ]%
	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST Neuberger Berman Investment Advisers LLC
Seeks growth of capital.	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I	1.02%	[ ]%	[ ]%	[ ]%
	PIMCO VARIABLE INSURANCE TRUST Pacific Investment Management Company LLC
Seeks maximum total return.	PIMCO Low Duration Portfolio, Administrative Class	1.04%	[ ]%	[ ]%	[ ]%
Seeks maximum real return.	PIMCO Real Return Portfolio, Advisor Class	1.63%	[ ]%	[ ]%	[ ]%
Seeks maximum total return.	PIMCO Total Return Portfolio, Administrative Class	0.86%	[ ]%	[ ]%	[ ]%
	T. ROWE PRICE EQUITY SERIES, INC. T. Rowe Price Associates, Inc.
Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio-II	1.00%	[ ]%	[ ]%	[ ]%
	THIRD AVENUE VARIABLE SERIES TRUST Third Avenue Management LLC
Long-term capital appreciation.	FFI Strategies Portfolio	1.30%	[ ]%	[ ]%	[ ]%

*	Current Expenses take into account expense reimbursement or fee waiver arrangements in place. Annual expenses for the fund for the year ended December 31, 2020, reflect temporary fee reductions under such an arrangement.
[1]	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life.
[2]	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
[3]	This portfolio is closed to new investments. Funds may remain invested in the Subaccount. Transfers or withdrawals from this portfolio cannot be reinvested in the portfolio.
[4]	FIDELITY and Contrafund are registered service marks of FMR LLC. Used with permission.
[5]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Overture Ovation!	34

APPENDIX B: STATE SPECIFIC POLICY SPECIFICATIONS

STANDARD POLICY INFORMATION
Free Look Provision:	If allowed by state law, the amount of the refund will equal the sum of all charges deducted from premiums paid, plus the net premiums allocated to the Fixed Account and to the Separate Account adjusted by investment gains and losses. Otherwise, the amount of the refund will equal the gross premiums paid.

NOTABLE STATE VARIANCES
CO	Free Look Provision: 15 day free look
CA	Special Policy Cover: Seniors Age 60 and Over with 30 day free look.
CT	Free Look Provision: The amount of the refund will equal the gross premiums paid.
FL	Grace Period: 31 day grace period
GA	Free Look Provision: The amount of the refund will equal the gross premiums paid.
ID	Free Look Provision: 20 day free look
IL	Free Look Provision: The amount of the refund will equal the gross premiums paid.
KS	Free Look Provision:
The amount of the refund will be equal to the sum of:
(1) the difference between the premiums paid, including any Policy fees or other charges and the amounts allocated to any separate accounts under the Policy; and
(2) the value of the amounts allocated to any separate accounts under the Policy on the date the returned Policy is received by us or the selling agent.
MA	Policy: Must always issue as unisex Policy. Free Look Provision: The amount of the refund will equal the gross premium paid.
MI	Free Look Provision: The amount of the refund will equal the gross premiums paid.
MN	Free Look Provision: The Insured must return all payments made for this Policy within ten days after it receives notice of cancellation and the returned Policy.
MO	Free Look Provision: The amount of the refund will equal the gross premiums paid.
MT	Policy: Must always issue as unisex Policy.
NC	Free Look Provision: The amount of the refund will equal the gross premium paid less any withdrawals.
ND	Free Look Provision: 20 day free look
NJ	Free Look Provision: The amount of the refund will equal the sum of all charges deducted from premiums paid, plus the net premiums allocated to the Fixed Account and to the Separate Account adjusted by investment gains and losses.
OK	Free Look Provision: The amount of the refund will equal the gross premiums paid.
PA	Free Look Provision: The amount of the refund will equal the sum of all charges deducted from premiums paid, plus the net premiums allocated to the Fixed Account and to the Separate Account adjusted by investment gains and losses.
SC	Free Look Provision: 20 day free look
TX	Free Look Provision: The amount of the refund will equal the gross premiums paid.
UT	Free Look Provision: The amount of the refund will equal the gross premiums paid.
VT	Free Look Provision: The amount of the refund will equal the gross premiums paid.
WV	Free Look Provision: The amount of the refund will equal the gross premiums paid.

Overture Ovation!	35

illustrations

Illustrations are tools that can help demonstrate how the Policy operates, given the Policy's charges, investment options and any optional features selected, how you plan to accumulate or access Policy value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the Policy's death benefits, Cash Surrender Values and Policy values with those of other variable life insurance policies based upon the same or similar assumptions. You may ask your sales representative or us (at our toll-free telephone number) to provide an illustration, without charge, based upon your specific situation.

statement of additional information registration statement

A Statement of Additional Information ("SAI") with the same date as this prospectus contains other information about us and the Policy. You may obtain a copy without charge upon request to our toll-free telephone number 800-745-1112.

reports to you

We will send you a statement at least annually showing your Policy's death benefit, Policy value and any outstanding Policy loan balance. If your Policy activity is limited to scheduled periodic premiums automatically deducted from your bank or investment account or other systematic transfer programs, you will also receive a quarterly report, which will be confirmation of premium payments and regular monthly deductions. We will confirm any other premium payments, Policy loans, Subaccount transfers, lapses, surrender, partial withdrawals, and other Policy transactions as they occur. You will receive such additional periodic reports as may be required by the SEC.

HOW TO CONTACT THE SEC

Reports and other information about the Separate Account are available on the SEC's website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

FINRA PUBLIC DISCLOSURE PROGRAM

FINRA provides investor protection education through its website and printed materials. The FINRA regulation website address is www.finra.org. An investor brochure that includes information describing the BrokerCheck program may be obtained from FINRA. The FINRA BrokerCheck hotline number is (800) 289-9999. FINRA does not charge a fee for the BrokerCheck program Services.

THANK YOU

for reviewing this prospectus. You should also review the fund prospectus for the portfolio underlying each Subaccount variable investment option you wish to select.

IF YOU HAVE QUESTIONS,

About the Policy described in this prospectus, or wish to request a Statement of Additional information,

contact your sales representative, or write or telephone us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

Or 5900 O Street

Lincoln, Nebraska 68510

Toll-Free Telephone: 800-745-1112

Fax: 402-467-7335

Interfund Transfer Request Fax: 402-467-7923

Website: Ameritas.com

REMEMBER, THE CORRECT FORM is important for us to process your Policy elections and changes accurately. Many service forms can be found when you access your account through our website. Or, call us at the toll-free number and we will send you the form you need.

© 2021 Ameritas Life Insurance Corp.	SEC Registration # 811-04473
333-142494

Overture Ovation!	36

Statement of Additional Information: May 1, 2021
to accompany Policy Prospectuses dated: May 1, 2021

Variable Life Insurance Policies:
Overture Life SPVUL	Corporate Benefit VUL
Univar	Overture Ovation!
Overture Applause!	Overture Viva!
Overture Applause! II	Protector hVUL
Overture Encore!	Excel Performance VUL
Overture Bravo!	Ameritas Performance II VUL
offered through
Ameritas Variable Separate Account V

TABLE OF CONTENTS	PAGE

Contacting Us. To have questions answered or to send additional premium, contact your sales representative or write or call us at:

Ameritas Life Insurance Corp.

Service Center

P.O. Box 81889

Lincoln, Nebraska 68501

Or

5900 O Street

Lincoln, Nebraska 68510

Telephone: 800-745-1112

Fax: 402-467-7335

ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

GENERAL INFORMATION AND HISTORY	1

SERVICES	2
UNDERWRITER
DISTRIBUTION OF THE POLICY

MORE INFORMATION ON CHARGES	3

DISTRIBUTION OF MATERIALS	4
ADVERTISING
PERFORMANCE DATA

LICENSING AGREEMENT	5
FINANCIAL STATEMENTS

Ameritas® and the bison design are registered service marks of Ameritas Life Insurance Corp.

This Statement of Additional Information is not a prospectus. It contains information in addition to that set forth in the Policy prospectus and should be read together with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by e-mailing us or accessing it through our website at ameritas.com, or by calling us at 800-745-1112. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

GENERAL INFORMATION AND HISTORY

Ameritas Variable Separate Account V is a separate investment account of Ameritas Life Insurance Corp. ("We, us, our, Ameritas Life, Depositor"). We are engaged in the business of issuing life insurance and annuities, group dental, vision and hearing care insurance, retirement plans and 401(k) plans throughout the United States (except New York). We are a stock life insurance company organized under the insurance laws of the State of Nebraska since 1887. We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by Ameritas Mutual Holding Company ("Ameritas"), a Nebraska mutual insurance holding company. Ameritas is a diversified family of financial services businesses. For a complete list of the Ameritas companies and their products and services, visit the Ameritas website at ameritas.com. Each Ameritas company is solely responsible for its own financial condition and contractual obligations.

The Registrant is Ameritas Variable Separate Account V (the "Registrant") is a segregated asset account of Ameritas Life established to receive and invest your Premiums. Ameritas Life established the Separate Account on November 6, 1996 under the laws of the State of Nebraska, in accordance with resolutions set forth by the Ameritas Life Board of Directors. The Separate Account is registered as a unit investment trust with the SEC under the Investment Company Act of 1940, as amended. This registration does not mean that the SEC supervises the management, investment practices, or policies of the Separate Account.

Ameritas Variable Separate Account V	SAI:1	Statement of Additional Information

Services

Affiliates of Ameritas Life may provide administrative services to Ameritas Life relating to policies offered by its separate accounts, including Ameritas Variable Separate Account V. On January 1, 2020, Ameritas Life entered into a Second Amended and Restated General Administrative Services Agreement (the "Agreement"), under which administrative services relating to policies offered by the Ameritas Life separate accounts may be provided by affiliates of Ameritas Life. The parties to the Agreement are Ameritas Life, Ameritas Holding Company, Ameritas Investment Partners, Inc., Ameritas Investment Company, LLC, Calvert Investments, Inc., Variable Contract Agency, LLC, and Ameritas Advisory Services, LLC. All parties to the Agreement are wholly owned subsidiaries of Ameritas or have since been dissolved by wholly owned subsidiaries of Ameritas. Ameritas Life made no payments for administrative services provided by affiliated companies in 2018, 2019, or 2020.

Matters of state and federal law pertaining to the policies have been reviewed by the Ameritas Life legal staff.

UNDERWRITER

Policies are distributed by Ameritas Investment Company, LLC, 5900 O Street, Lincoln, Nebraska 68510 (formerly Ameritas Investment Corp. which was converted to a limited liability company in 2020). In 2020, Ameritas Investment Company, LLC (the "Underwriter") served as Underwriter and distributor for the Policies in Ameritas Variable Separate Account V. Ameritas Investment Company, LLC is a wholly owned subsidiary of ours. Ameritas Investment Company LLC enters into contracts with various broker-dealers ("Distributors") to distribute policies.

YEAR:	2018	2019	2020
Variable life insurance commission the Depositor paid to the Underwriter that was paid to other broker-dealers and representatives (not kept by the Underwriter.)	$2,174,036	$2,079,238	$
Variable life insurance compensation earned and kept by the Underwriter.	$197	$143	$
Fees the Depositor paid to the Underwriter.for variable life insurance Principal Underwriter services.	$119,864	$275,674	$

DISTRIBUTION OF THE POLICY

We pay commissions for the sale of the Policies. Our underwriter and affiliate, Ameritas Investment Company, LLC enters into contracts with its own representatives to sell Policies and with various unaffiliated broker-dealers ("Distributors") to also distribute Policies through their own representatives. Because representatives of Distributors are also insurance agents for other Ameritas Life Insurance Corp. products, as well as for Ameritas Life Insurance Corp. of New York ("Ameritas companies"), they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that Ameritas companies offer. These programs may include conferences, seminars, meals, sporting events, theater performances, payment for travel, lodging and entertainment, prizes, and awards, subject to applicable regulatory requirements. Sales of the Policies may help representatives qualify for such benefits. Representatives may receive other payments from Ameritas companies for services that do not directly involve the sale of the Policies, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, the Distributor's representatives who meet certain Ameritas companies productivity, persistency and length of service standards may be eligible for additional compensation. These benefits, programs or payments do not result in any additional charges under the Policy other than those described in the prospectus CHARGES sections.

Distribution Compensation for Currently Sold Products

Ameritas Performance II VUL: We pay commissions for the sale of the Policies. The maximum commissions payable are: 118.5% of premiums up to the target premium and 6.42% of premiums above that amount paid in the first Policy Year; 4% of premium paid in Policy Years 2 through 10; and 2% of premium paid thereafter as a service fee.  For an increase in specified amount, we will pay first-year commission on any increase in Planned Periodic Premium that occurs during the Policy Year of the increase in specified amount. Substandard risks and riders, to the extent they affect target premiums, may result in additional compensation. We will pay agents commissions after the first year, called "trail" commissions, up to a maximum annual rate of 0.25% of unborrowed account value. Additional amounts may be paid and expenses may be reimbursed based on various factors. Other selling broker-dealers will share commissions and additional amounts received for sales of the Policies with their sales representatives involved in the sales in accordance with their rules and policies for compensating sales representatives.

Ameritas Variable Separate Account V	SAI:2	Statement of Additional Information

Distribution Compensation for Products No Longer Being Sold

Excel Performance VUL: If the Accounting Benefit Rider ("ABR") is not selected, the maximum commissions payable are: 105% of premiums up to the target premium and 4% of premiums above that amount paid in the first Policy Year; 4% of premium paid in Policy Years 2 through 10; and 2% of premium paid thereafter as a service fee. If the ABR is selected, the maximum commissions payable are: 105% of first-year premium allocated to the base Policy up to the base Policy target premium; 35% of first-year premium allocated to the ABR up to the ABR target premium; 4% of first-year premium in excess of the sum of the base and ABR target premiums; 25% of premium allocated to the ABR up to the ABR target premium in each of Policy Years 2 through 5; 4% of premium on any additional premium paid in each of Policy Years 2 through 5; 4% of premium paid in Policy Years 6 through 10; and 2% of premium paid thereafter as a service fee. The Supplemental Coverage Rider ("SCR") does not affect target premium and does not have premiums allocated to it. For an increase in specified amount, we will pay first-year commission on any increase in Planned Periodic Premium that occurs during the Policy

Year of the increase in specified amount. Substandard risks and riders, to the extent they affect target premiums, may result in additional compensation. We will pay agents commissions after the first year, called "trail" commissions, up to a maximum annual rate of 0.25% of unborrowed account value. Additional amounts may be paid and expenses may be reimbursed based on various factors.

Overture Applause!, Overture Applause! II, and Overture Encore!: During the first Policy Year, the commission may equal an amount up to 100% (105% for Encore!) of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium.

For Policy Years two through seven, the commission may equal an amount up to 4% (2% for Encore!) of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.

Overture Life SPVUL: During the first Policy Year, the commission may equal an amount up to 105% of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.

Corporate Benefit VUL: During the first Policy Year, the commission may equal an amount up to 30% of premium in the first year and up to 12% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the sixth Policy Year.

Overture Viva!: Commission may equal an amount up to 140% of premium in the first year and up to 13% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of 0.5% of the Policy value beginning in the fifth Policy Year.

Overture Bravo! : During the first Policy Year, the commission may equal an amount up to 105% of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.

Overture Ovation!: During the first Policy Year, the commission may equal an amount up to 117% of the first year target premium paid plus the first year cost of any riders and 5% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the accumulation value beginning in the eighth Policy Year.

Protector hVUL: Commission may equal an amount up to 105% of premium in the first year and up to 3% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Policy value beginning in the fifth Policy Year.

MORE INFORMATION ON CHARGES

Waiver of Certain Charges

When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding charges charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue, or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. Any fee waiver will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to State approval.

Ameritas Variable Separate Account V	SAI:3	Statement of Additional Information

Underwriting Procedure

The Policy’s cost of insurance depends upon the insured’s sex, issue age, risk class, specified amount, and length of time the Policy has been in force. The rates will vary depending upon tobacco use and other risk factors. For Ameritas Performance II VUL, guaranteed cost of insurance rates are based on the gender-distinct 2017 Commissioners Standard Ordinary Age Nearest Birthday Ultimate Mortality Tables. Attained ages 18 and greater will follow smoker-distinct rates while attained ages 0-17 will follow composite rates. For the Excel Performance VUL and Protector hVUL, guaranteed cost of insurance rates are based on the gender-distinct, smoker-distinct 2001 Commissioners Standard Ordinary Age Nearest Birthday Ultimate Mortality Tables. For all other Policies, the guaranteed cost of insurance rates are based on the insured’s attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables without smoker distinction. The maximum rates for the table-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states or in connection with certain employee benefit arrangements, are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

If the rating class for any increase in the specified amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. Decreases may be reflected in the cost of insurance rate, as discussed earlier.

Actual charges made during the Policy Year will be shown in the annual report delivered to Policy Owners.

DISTRIBUTION OF MATERIALS

We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box.

ADVERTISING

From time to time, we may advertise performance information for the Subaccounts and their underlying portfolios. We may also advertise ratings, rankings or other information related to us, the Subaccounts or the underlying portfolios.

We may provide hypothetical illustrations of Policy value, Cash Surrender Value and death benefit based on historical investment returns of the underlying portfolios for a sample Policy based on assumptions as to age, sex and risk class of the insured, and other Policy-specific assumptions.

We may also provide individualized hypothetical illustrations calculated in the same manner as stated above but based upon factors particular to your Policy.

PERFORMANCE DATA

From time to time, we may advertise performance for the Subaccount variable investment options. Performance data is available on our website and is authorized for use with prospective investors only when accompanied or preceded by current product and fund prospectuses containing detailed information about the Policy, investment options, limitations and risks.

Performance returns reflect fees and charges assessed by the fund companies and current mortality and expenses and administrative risk charges deducted from separate account assets. Some portfolio advisers have agreed to limit their expenses; without these limits, performance would have been lower. The returns shown on our website do not reflect the Policy’s transaction fees and periodic charges. If these fees and charges were deducted, the performance quoted would be lower. Yields shown are typically annualized yields. This means the income generated during the measured seven days is assumed to be generated each week over a 52-week period, and not reinvested, and is shown as a percentage of the investment.

We encourage you to obtain a personalized illustration which reflects all charges of the Policy and the impact of those charges upon performance; contact your registered representative or us to obtain an illustration based upon your specific situation. See the Policy prospectus for detailed information about Policy charges and portfolio prospectuses for each portfolio’s expenses.

For periods prior to the date the Policy Subaccount began operation, performance data will be calculated based on the performance of the underlying portfolio and the assumption that the Subaccounts were in existence for the same periods as those indicated for the underlying portfolio with the level of Policy charges that were in effect at the inception of the Subaccount.

Ameritas Variable Separate Account V	SAI:4	Statement of Additional Information

Past performance is no guarantee of future results. The return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost.

LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas Life") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FINANCIAL STATEMENTS

The balance sheets – statutory basis of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of Ameritas Mutual Holding Company, as of December 31, 2020 and 2019, and the related summary of operations and changes in capital and surplus – statutory basis and statements of cash flows – statutory basis for each of the three years in the period ended December 31, 2020 have been audited by ________, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Variable Separate Account V as of December 31, 2020, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by _________, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of ________.

Our financial statements bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Ameritas Variable Separate Account V	SAI:5	Statement of Additional Information

PART C

OTHER INFORMATION

Item 30.	Exhibits

Exhibit Number		Description of Exhibit
(a)	(1)	Resolution of Board of Directors of Ameritas Variable Life Insurance Company establishing Ameritas Variable Life Insurance Company Separate Account V. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A1. https://www.sec.gov/Archives/edgar/data/783402/0000783402-96-000040.txt
(a)	(2)	Resolutions of Board of Directors of Ameritas Life Insurance Corp. authorizing the transfer of Ameritas Variable Life Insurance Company Separate Account V to Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement for File No. 333-142483, filed May 1, 2007, EX-99.A. https://www.sec.gov/Archives/edgar/data/814848/000081484807000018/medley-exh1b.txt
(b)		Custody Agreements. Not Applicable
(c)	(1)	Fifth Amended and Restated Principal Underwriting Agreement. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Post-Effective Amendment No. 1 to Registration No. 333-233977, filed February 26, 2020, EX.99.C1. https://www.sec.gov/Archives/edgar/data/933094/000093309420000011/principalunderagreement.htm
(c)	(2)	Form of Selling Agreement. Exhibit (c)(2), filed herein.
(c)	(3)	Networking Agreement. Exhibit (c)(3), filed herein.
(d)	(1)

Form of Policy. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement No. 333-142494 filed on May 1, 2007, EX-99.77D.

https://www.sec.gov/Archives/edgar/data/783402/000078340207000024/ovation-exhd.txt

(d)	(2)	Form of Policy Riders and Endorsements.
(d)	(2)	(A)	Asset Protection Rider and Asset Protection Plus Rider. Exhibit ex-99.d2A, filed herein.
(d)	(2)	(B)

Children's Protection Rider. Incorporated by reference to Ameritas Variable Life Insurance Co Separate Account V Form S-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-64496 filed on September 21, 2001, EX-1.(5)(B).

https://www.sec.gov/Archives/edgar/data/783402/000087015601500101/ex5b.txt

(d)	(2)	(C)

Guaranteed Death Benefit Rider. Incorporated by reference to Ameritas Variable Life Insurance Co Separate Account V Form S-6/A Pre-Effective Amendment No.1 to Registration Statement No. 333-64496 filed on September 21, 2001, EX-1.(5)(B).

https://www.sec.gov/Archives/edgar/data/783402/000087015601500101/ex5b.txt

(d)	(2)	(D)

Guaranteed Insurability Rider. Incorporated by reference to Ameritas Variable Life Insurance Co Separate Account V Form S-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-64496 filed on September 21, 2001, EX-1.(5)(B).

https://www.sec.gov/Archives/edgar/data/783402/000087015601500101/ex5b.txt

Exhibit Number		Description of Exhibit
(d)	(2)	(E)

Disability Benefit Rider. Incorporated by reference to Ameritas Variable Life Insurance Co Separate Account V Form S-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-64496 filed on September 21, 2001, EX-1.(5)(B).

https://www.sec.gov/Archives/edgar/data/783402/000087015601500101/ex5b.txt

(d)	(2)	(F)

Waiver of Monthly Deductions on Disability Rider. Incorporated by reference to Ameritas Variable Life Insurance Co Separate Account V Form S-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-64496 filed on September 21, 2001, EX-1.(5)(B).

https://www.sec.gov/Archives/edgar/data/783402/000087015601500101/ex5b.txt

(d)	(2)	(G)	Paid-Up Life Insurance Benefit Endorsement. Exhibit ex-99.d2G, filed herein.
(d)	(2)	(H)

Term Coverage Rider. Incorporated by reference to Ameritas Variable Life Insurance Co Separate Account V Form S-6/A Pre-Effective Amendment No 1 to Registration Statement No. 333-64496 filed on September 21, 2001, EX-1.(5)(B).

https://www.sec.gov/Archives/edgar/data/783402/000087015601500101/ex5b.txt

(d)	(2)	(I)

Term Rider for Covered Insured. Incorporated by reference to Ameritas Variable Life Insurance Co Separate Account V Form S-6/A Pre-Effective Amendment No 1 to Registration Statement No. 333-64496 filed on September 21, 2001, EX-1.(5)(B).

https://www.sec.gov/Archives/edgar/data/783402/000087015601500101/ex5b.txt

(d)	(2)	(J)

Terminal Illness Rider. Incorporated by reference to Ameritas Variable Life Insurance Co Separate Account V Form S-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-64496 filed on September 21, 2001, EX-1.(5)(B).

https://www.sec.gov/Archives/edgar/data/783402/000087015601500101/ex5b.txt

(e)

Form of Application. Incorporated by reference to Ameritas Variable Life Insurance Co Separate Account V Form S-6/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-64496 filed on September 21, 2001, EX-1.(10).

https://www.sec.gov/Archives/edgar/data/783402/000087015601500101/appli.txt

(f)	(1)	Amended and Restated Articles of Incorporation of Ameritas Life Insurance Corp. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 5 to Registration No. 333-182090, filed April 22, 2014, EX-99.A. https://www.sec.gov/Archives/edgar/data/814848/000081484814000012/ovmedley485b-50_ex6a.htm
(f)	(2)	Amended and Restated By-Laws of Ameritas Life Insurance Corp. Filed herein.

Exhibit Number		Description of Exhibit
(g)		Reinsurance Agreements.
(g)	(1)

Canada Life.  Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration No. 333-151913, filed February 25, 2011,EX.99.G(1).

https://www.sec.gov/Archives/edgar/data/783402/000078340211000004/alicexcperf485a-17_exg1.txt

(g)	(2)

Swiss Re.  Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration No. 333-151913, filed February 25, 2011,EX.99.G(2).

https://www.sec.gov/Archives/edgar/data/783402/000078340211000004/alicexcperf485a-17_exg2.txt

(g)	(3)

Munich.  Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 3 to Registration No. 333-151913, filed February 25, 2011, EX.99.G(3).

https://www.sec.gov/Archives/edgar/data/783402/000078340211000004/alicexcperf485a-17_exg3.txt

(g)	(4)	Generali USA. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 5 to Registration No. 333-151913, filed April 20, 2012, EX.99.G(1). https://www.sec.gov/Archives/edgar/data/783402/000078340212000008/generali_reins.txt
(g)	(5)	RGA Reinsurance Company. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 5 to Registration No. 333-151913, filed April 20, 2012, EX.99.G(2). https://www.sec.gov/Archives/edgar/data/783402/000078340212000008/rga-alic_reins.txt
(h)		Participation Agreements.
(h)	(1)	AIM/Invesco. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX-99.H1. https://www.sec.gov/Archives/edgar/data/783402/000078340208000041/h-1.txt
(h)	(2)	Alger. Incorporated by reference to Ameritas Variable Separate Account V Form S-6/A Pre-Effective Amendment No. 1 to Registration No. 333-15585, filed January 17, 1997, EX-99.A8B. https://www.sec.gov/Archives/edgar/data/783402/0000783402-97-000001.txt
(h)	(3)

Alps.  Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 13 to Registration No. 333-142483, filed April 18, 2011, EX-99.H(2).

https://www.sec.gov/Archives/edgar/data/814848/000081484811000006/alicmedley485b-32_ex8b.txt

(h)	(4)

American Century. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX.99.H.2.

https://www.sec.gov/Archives/edgar/data/783402/000078340208000041/h-2.txt

(h)	(5)

BNY Mellon. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration No. 333-142483, filed July 23, 2008, EX-99.H(1).

https://www.sec.gov/Archives/edgar/data/814848/000081484808000034/medley-exh8a.txt

Exhibit Number		Description of Exhibit
(h)	(6)

Calvert Variable Series and Calvert Variable Products. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 13 to Registration No. 333-142483, filed April 18, 2011, EX.99.H(1). https://www.sec.gov/Archives/edgar/data/814848/000081484811000006/alicmedley485b-32_ex8a.txt

Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 3 to Registration No. 333-205138, filed February 24, 2017, EX 8(a)(3). https://www.sec.gov/Archives/edgar/data/1016274/000117516417000055/advisornoloadva485a_ex8-65.htm

(h)	(7)	DWS Variable Series I. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.1. https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/ameradv-exhh1.txt
(h)	(8)	Fidelity Variable Insurance Products Funds. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.2. https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/advvul-exhh2.txt
(h)	(9)	Franklin Templeton. Incorporated by reference to Ameritas Variable Separate Account V Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151913, filed November 12, 2008 EX.99.H.3. https://www.sec.gov/Archives/edgar/data/783402/000078340208000065/excelperf-exhh3.txt
(h)	(10)	Ivy Funds. Incorporated by reference to Carillon Life Account Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151914, filed November 12, 2008, EX.99.H.4. https://www.sec.gov/Archives/edgar/data/948443/000094844308000023/ucexcelperf-h4.txt
(h)	(11)	MFS Variable Insurance Trust. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8C. https://www.sec.gov/Archives/edgar/data/783402/0000783402-96-000040.txt
(h)	(12)	MFS Variable Insurance Trust II. Incorporated by reference to Carillon Account Form N-4 initial Registration Statement for No. 333-197146, filed July 1, 2014, EX-99.8(k). https://www.sec.gov/Archives/edgar/data/749330/000074933014000017/ex8k.htm
(h)	(13)	Morgan Stanley. Incorporated by reference to Ameritas Variable Separate Account V Form S-6 initial Registration Statement for File No. 333-15585, filed November 6, 1996, EX-99.A8D. https://www.sec.gov/Archives/edgar/data/783402/0000783402-96-000040.txt
(h)	(14)

Neuberger Berman. Incorporated by reference to the Form N-4 initial Registration Statement for Ameritas Variable Separate Account VA, File No. 333-91670, filed July 1, 2002, EX-99.8d.

https://www.sec.gov/Archives/edgar/data/1175163/000117516302000002/alloc2000aexh8.txt

(h)	(15)	PIMCO. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151912, filed November 12, 2008, EX.99.H.3. https://www.sec.gov/Archives/edgar/data/933094/000093309408000032/advvul-exhh3.txt

Exhibit Number		Description of Exhibit
(h)	(16)	T. Rowe Price. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX. 99.H.5. https://www.sec.gov/Archives/edgar/data/783402/000078340208000041/h-5.txt
(h)	(17)	Third Avenue. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement for File No. 333-151913, filed June 25, 2008, EX. 99.H.6. https://www.sec.gov/Archives/edgar/data/783402/000078340208000041/h-6.txt
(i)		Administrative Contracts.
(i)	(1)

Second Amended and Restated General Administrative Services Agreement. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Post-Effective Amendment No. 1 to Registration No. 333-233977, filed February 26, 2020, EX.99.I1

https://www.sec.gov/Archives/edgar/data/933094/000093309420000011/gensvcagreement.htm

(i)	(2)	Research Services Agreement. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration No. 333-182090, filed August 16, 2013, EX-99.H. https://www.sec.gov/Archives/edgar/data/814848/000081484813000064/ovmedley485b-141ex8.htm
(i)	(3)	Amendment to Research Services Agreement. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Post-Effective Amendment No. 9 to Registration No. 333-151912, filed February 24, 2016, EX-99.i(5). https://www.sec.gov/Archives/edgar/data/933094/000093309416000036/amadvisorvul485a-46_exi5.htm
(j)		Other Material Contracts: Powers of Attorney. Exhibit j, filed herein.
(k)		Legal Opinion. Exhibit k, filed herein.
(l)		Actuarial Opinion. Not applicable.
(m)		Calculation. Not applicable.
(n)		Consents of Independent Auditors and Independent Registered Public Accounting Firm. To be filed by subsequent amendment.
(o)		No financial statements are omitted from Item 28.
(p)		Initial Capital Agreements. Not applicable.
(q)		Transfer and Redemption Procedures Pursuant to Rule 6e-3(T)(b)(12)(iii). Incorporated by reference to Ameritas Variable Separate Account V Form N-6/A Pre-Effective Amendment No. 1 to Registration No. 333-151913, filed November 12, 2008, EX.99.Q. https://www.sec.gov/Archives/edgar/data/783402/000078340208000065/excelperf-exhq.txt
(r)		Form of Initial Summary Prospectuses. Not applicable.

Item 31.	Directors and Officers of the Depositor

Name and Principal	Position and Offices
Business Address*	with Depositor

William W. Lester	Director, Chair, President & Chief Executive Officer
JoAnn M. Martin	Director, Vice Chair
James P. Abel	Director
John S. Dinsdale	Director
Thomas W. Knapp	Director
James R. Krieger	Director
Patricia A. McGuire	Director
Tonn M. Ostergard	Director
Kim M. Robak	Director
Paul C. Schorr, IV	Director
D. Wayne Silby	Director
Bryan E. Slone	Director
Ryan C. Beasley	Executive Vice President, Individual
Ann D. Diers	Vice President, Associate General Counsel
Laura A. Fender	Senior Vice President, Controller
Patrick D. Fleming	Senior Vice President, Distribution & National Partners, Group
Karen M. Gustin	Executive Vice President, Group
Robert M. Jurgensmeier	Executive Vice President, Independent Distribution & Investments
James M. Kais	Senior Vice President, Retirement Plans
Brent F. Korte	Senior Vice President, Chief Marketing Officer
Bruce E. Mieth	Senior Vice President, Group Operations
James Mikus	Senior Vice President, Chief Investment Officer
Christine M. Neighbors	Senior Vice President, General Counsel & Corporate Secretary
April L. Rimpley	Senior Vice President, Human Resources
Kurt J. Shallow	Senior Vice President, Agency & Advisor Distribution & AIC President
Steven J. Valerius	Senior Vice President, Individual
David A. Voelker	Senior Vice President, Transformation Office
Carrie C. Weber	Senior Vice President, Chief Compliance & Risk Officer
Linda A. Whitmire	Senior Vice President, Chief Actuary, Corporate
Richard A. Wiedenbeck	Senior Vice President, Chief Information Officer
Kelly J. Wieseler	Senior Vice President, Chief Actuary & Underwriting, Group
Susan K. Wilkinson	Executive Vice President, Chief Financial Officer & Treasurer

* Principal business address: Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 32.	Persons Controlled by or Under Common Control with the Depositor or the Registrant

Name of Corporation (state where organized)	Principal Business

Ameritas Mutual Holding Company (NE)	mutual insurance holding company

Ameritas Holding Company (NE)	stock insurance holding company

Ameritas Life Insurance Corp. (NE)	life/health insurance company
Ameritas Investment Company, LLC (NE)	securities broker dealer and investment adviser
Ameritas Advisory Services, LLC (NE)	shell company
Variable Contract Agency, LLC (NE)	insurance agency
Griffin Realty, LLC (VA)	real estate investment company
Ameritas Life Insurance Corp. of New York (NY)	life insurance company
Select Benefits Group, LLC dba Dental Select (UT)	third party administrator

Ameritas Investment Partners, Inc. (NE)	investment adviser

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company.

Item 33.	Indemnification

Ameritas Life Insurance Corp.'s By-Laws provide as follows:

Section 9.01. Mandatory Indemnification. (a) Every person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he or she is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful; and (b) To the extent that a director, officer, employee or agent of a Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in this section or any action, suit or proceeding by or in the right of the Corporation, or in defense of any claim, issue or matter therein, he or she shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him or her in connection therewith.

Section 9.02. Application of Article. Any indemnification under Section 1 or otherwise (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the present or former director, officer, employee or agent is proper in the circumstances because he or she has met the applicable standard of conduct set forth in Section 1. Such determination shall be made, with respect to a person who is a director or officer at the time of such determination (1) by a majority vote of the directors who are not parties to such action, suit or proceeding, even though less than a quorum, or (2) by a committee of such directors designated by majority vote of such directors, even though less than a quorum, or (3) if there are no such directors, or if such directors so direct, by independent legal counsel in a written opinion, or (4) by the shareholders.

Section 9.03. Advance Payment. Expenses (including attorneys’ fees) incurred by any current or former officer, director, employee or agent in defending any civil, criminal, administrative or investigative action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such current or former officer, director, employee or agent to repay such amount if it shall ultimately be determined that such person is not entitled to be indemnified by the corporation as authorized in this section.

Section 9.04. Other Rights. The indemnification and advancement of expenses provided by this Article shall not be deemed exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under any by-law, agreement, vote of shareholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

Section 9.05. Insurance. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any liability asserted against him or her and incurred by him or her in any such capacity, or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify him or her against such liability under the provisions of this Article.

Item 34.	Principal Underwriter

a)	Ameritas Investment Company, LLC ("AIC") serves as the principal underwriter for the variable life insurance contracts issued through Ameritas Variable Separate Account V, as well as Ameritas Variable Separate Account VL, Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Life of NY Separate Account VUL, and Carillon Life Account. AIC also serves as the principal underwriter for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, Ameritas Life Insurance Corp. Separate Account LLVA, Ameritas Life of NY Separate Account VA, and Carillon Account.

b)	The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Company, LLC.

Name and Principal	Positions and Offices
Business Address	With Underwriter
Kurt J. Shallow*	Director, Chair and President
Ryan C. Beasley*	Director
Brent F. Korte*	Director
Heather J. Nagengast*	Director, Senior Vice President, Operations
Susan K. Wilkinson*	Director
Matthew J. Kinsella*	Vice President, Chief Compliance Officer
Christine M. Neighbors*	Secretary

* Principal business address: Ameritas Investment Company, LLC, 5900 O Street, Lincoln, Nebraska 68510.

(c)	Compensation From the Registrant.

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemption	Brokerage Commissions	Compensation
Ameritas Investment Company, LLC	$	$	$	$

(2)+(4)+(5) = Gross variable life compensation received by AIC.

(2) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.

(4) = Sales compensation received by AIC for retail sales.

(5) = Sales compensation received by AIC and retained as underwriting fee.

Item 35.	Location of Accounts and Records

The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 O Street, Lincoln, Nebraska 68510.

Item 36.	Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.

Item 37.	Fee Representation

Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Ameritas Variable Separate Account V, has caused this Post-Effective Amendment No 3 to Registration Statement No. 333-142494 to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 27th day of January 2021.

AMERITAS VARIABLE SEPARATE ACCOUNT V, Registrant

AMERITAS LIFE INSURANCE CORP., Depositor

By: /s/ William W. Lester**
Director, Chair, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on January 27, 2021.

SIGNATURE	TITLE

William W. Lester **	Director, Chair, President & Chief Executive Officer
JoAnn M. Martin **	Director, Vice Chair
James P. Abel *	Director
John S. Dinsdale *	Director
Thomas W. Knapp *	Director
James R. Krieger *	Director
Patricia A. McGuire *	Director
Tonn M. Ostergard *	Director
Kim M. Robak *	Director
Paul C. Schorr, IV *	Director
D. Wayne Silby *	Director
Bryan E. Slone *	Director
Ryan C. Beasley *	Executive Vice President, Individual
Susan K. Wilkinson *	Executive Vice President, Chief Financial Officer & Treasurer
Laura A. Fender ***	Senior Vice President, Controller
Christine M. Neighbors ***	Senior Vice President, General Counsel & Corporate Secretary

/s/ Ann D. Diers
Ann D. Diers	Vice President, Associate General Counsel

*	Signed by Ann D. Diers under Powers of Attorney executed effective as of December 1, 2019.
**	Signed by Ann D. Diers under Powers of Attorney executed effective as of February 14, 2020.
***	Signed by Ann D. Diers under Powers of Attorney executed effective as of January 22, 2021.

Exhibit Index

Exhibit

(c)(2)	Form of Selling Agreement

(c)(3)	Networking Agreement

(d)(2)(A)	Asset Protection Rider and Asset Protection Plus Rider

(d)(2)(G)	Paid-Up Life Insurance Benefit Endorsement

(f)(2)	Amended and Restated By-Laws of Ameritas Life Insurance Corp.

(j)	Other Material Contracts: Powers of Attorney

(k)	Legal Opinion